UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2012

Item 1:	Report(s) to Shareholders.

2 0 1 2

L O R D  A B B E T T

S E M I A N N U A L

R E P O R T

Lord Abbett

Emerging Markets Currency Fund

Global Allocation Fund

For the six-month period ended June 30, 2012

Lord Abbett Global Fund
Lord Abbett Emerging Markets Currency Fund and
Lord Abbett Global Allocation Fund
Semiannual Report
For the six-month period ended June 30, 2012

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Emerging Markets Currency Fund and Lord Abbett Global Allocation Fund for the six-month period ended June 30, 2012. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

          Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Expense Example

          As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 through June 30, 2012).

Actual Expenses

          For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/12 – 6/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

          For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Currency Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class A
Actual	$1,000.00	$1,047.80	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.88	$5.02
Class B
Actual	$1,000.00	$1,043.50	$9.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.92	$9.02
Class C
Actual	$1,000.00	$1,042.40	$8.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.48	$8.47
Class F
Actual	$1,000.00	$1,046.60	$4.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.38	$4.52
Class I
Actual	$1,000.00	$1,047.20	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.91	$4.00
Class P
Actual	$1,000.00	$1,045.00	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.25
Class R2
Actual	$1,000.00	$1,045.70	$7.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.87	$7.04
Class R3
Actual	$1,000.00	$1,044.80	$6.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.46	$6.50

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.80% for Class B, 1.69% for Class C, 0.90% for Class F, 0.80% for Class I, 1.25% for Class P, 1.40% for Class R2 and 1.30% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector
June 30, 2012

Sector*	%**
Asset-Backed	11.30%
Automotive	0.41%
Banking	7.20%
Basic Industry	3.13%
Capital Goods	0.27%
Consumer Cyclical	3.50%
Consumer Non-Cyclical	1.63%
Energy	7.17%
Financial Services	5.23%
Foreign Government	3.76%

Sector*	%**
Health Care	1.49%
Insurance	0.36%
Media	2.08%
Mortgage-Backed	39.18%
Real Estate	1.94%
Services	1.33%
Technology & Electronics	2.30%
Telecommunications	1.54%
Utility	1.58%
Short-Term Investment	4.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Allocation Fund

          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#

	1/1/12	6/30/12	1/1/12 - 6/30/12

Class A
Actual	$1,000.00	$1,041.00	$1.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.37	$1.51
Class B
Actual	$1,000.00	$1,037.40	$5.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.67	$5.25
Class C
Actual	$1,000.00	$1,037.60	$5.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.73	$5.17
Class F
Actual	$1,000.00	$1,042.70	$0.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.12	$0.75
Class I
Actual	$1,000.00	$1,043.00	$0.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.61	$0.25
Class R2
Actual	$1,000.00	$1,039.60	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.27
Class R3
Actual	$1,000.00	$1,039.80	$2.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.30	$2.61

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.30% for Class A, 1.05% for Class B, 1.03% for Class C, 0.15% for Class F, 0.05% for Class I, 0.65% for Class R2 and 0.52% for Class R3) multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Global Allocation Fund invests.

Portfolio Holdings Presented by Portfolio Allocation
June 30, 2012

Portfolio Allocation	%*
Equity	68.83%
Fixed Income	31.04%
Short-Term Investment	0.13%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments (unaudited)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

ASSET-BACKED SECURITIES 11.32%

Automobiles 5.50%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	0.13		$212	$212,029
Ally Auto Receivables Trust 2011-3 A2	0.362%	#	1/15/2014	0.03		157	157,019
Ally Auto Receivables Trust 2011-5 A2	0.80%		6/16/2014	0.50		1,056	1,057,370
Ally Auto Receivables Trust 2012-1 A2	0.71%		9/15/2014	0.64		1,200	1,201,682
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	0.23		336	336,703
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%		11/10/2014	0.36		430	430,921
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	0.54		698	699,767
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%		8/8/2015	0.73		691	693,297
AmeriCredit Automobile Receivables Trust 2012-1 A2	0.91%		10/8/2015	0.82		1,000	1,002,368
AmeriCredit Automobile Receivables Trust 2012-3 A2	0.71%		12/8/2015	0.92		595	595,162
Bank of America Auto Trust 2012-1 A2	0.59%		11/17/2014	0.80		1,000	1,000,451
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	0.03		44	43,699
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	0.05		227	227,068
CarMax Auto Owner Trust 2011-2 A2	0.68%		9/15/2014	0.40		1,055	1,055,898
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	0.46		1,210	1,211,516
CarMax Auto Owner Trust 2012-1 A2	0.59%		3/16/2015	0.74		900	900,599
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%		8/8/2013	0.15		922	922,857
Ford Credit Auto Lease Trust 2010-B A3†	0.91%		7/15/2013	0.08		336	335,726
Ford Credit Auto Lease Trust 2011-A A2	0.74%		9/15/2013	0.34		1,166	1,167,074
Ford Credit Auto Lease Trust 2012-A A2	0.63%		4/15/2014	0.79		775	775,233
Ford Credit Auto Owner Trust 2012-A A2	0.62%		9/15/2014	0.48		290	289,935
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%		5/15/2015	0.49		725	725,848
Huntington Auto Trust 2012-1 A2	0.54%		11/17/2014	0.81		1,000	1,000,212
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%		4/15/2013	0.03		50	49,805
Mercedes-Benz Auto Lease Trust 2012-A A2	0.66%		4/15/2014	0.72		775	775,300
Nissan Auto Receivables Owner Trust 2012-A A2	0.54%		10/15/2014	0.80		615	615,132

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

Automobiles (continued)
Porsche Financial Auto Securitization Trust 2011-1 A2†	0.56%		12/16/2013	0.07		$180	$180,364
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	0.03		79	79,369
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	0.06		105	104,585
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	0.06		144	144,542
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	0.71		845	852,509
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	0.26		771	771,683
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	0.31		615	615,137
Santander Drive Auto Receivables Trust 2011-4 A2	1.37%		3/16/2015	0.60		542	544,351
Santander Drive Auto Receivables Trust 2012-2 A2	0.91%		5/15/2015	0.77		1,500	1,502,995
Santander Drive Auto Receivables Trust 2012-4 A2	0.79%		8/17/2015	—		685	684,957

Total							22,963,163

Credit Cards 3.18%
American Express Credit Account Master Trust 2007-7 A	0.282%	#	2/17/2015	0.03		525	525,007
American Express Issuance Trust 2007-2 A	0.492%	#	7/15/2013	0.03		1,000	1,000,237
Capital One Multi-Asset Execution Trust 2005-A10 A	0.322%	#	9/15/2015	0.03		100	99,979
Capital One Multi-Asset Execution Trust 2006-A5	0.302%	#	1/15/2016	0.03		400	399,841
Chase Issuance Trust 2004-A8	0.362%	#	9/15/2015	0.03		500	500,359
Chase Issuance Trust 2005-A6	0.312%	#	7/15/2014	0.03		1,400	1,400,050
Chase Issuance Trust 2007-A17 A	5.12%		10/15/2014	0.28		500	507,040
Chase Issuance Trust 2008-A4	4.65%		3/15/2015	0.68		1,100	1,132,811
Citibank Credit Card Issuance Trust 2002-A10	0.493%	#	12/17/2014	0.03		300	300,298
Citibank Credit Card Issuance Trust 2007-A7	0.594%	#	8/20/2014	0.04		1,000	1,000,446
Citibank Omni Master Trust 2009-A14A†	2.992%	#	8/15/2018	0.08		975	1,024,357
Discover Card Master Trust 2008-A4	5.65%		12/15/2015	0.92		400	419,850

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

Credit Cards (continued)
Discover Card Master Trust 2009-A2 A	1.542%	#	2/17/2015	0.03		$1,545	$1,547,519
Discover Card Master Trust 2010-A1	0.892%	#	9/15/2015	0.03		750	752,938
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	0.03		1,900	1,900,000
World Financial Network Credit Card Master Trust 2006-A†	0.372%	#	2/15/2017	0.03		750	748,504

Total							13,259,236

Home Equity 0.01%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.44		48	47,333

Other 2.63%
Nelnet Student Loan Trust 2010-3A A†	1.246%	#	7/27/2048	0.05		318	317,626
Nelnet Student Loan Trust 2010-4A A†	1.045%	#	4/25/2046	0.08		1,018	1,026,506
SLM Student Loan Trust 2007-2 A2	0.466%	#	7/25/2017	0.05		1,205	1,201,230
SLM Student Loan Trust 2007-7 A2(a)	0.666%	#	1/25/2016	0.06		938	937,428
SLM Student Loan Trust 2008-3 A1	0.966%	#	1/25/2014	0.06		264	263,878
SLM Student Loan Trust 2010-A 2A†	3.492%	#	5/16/2044	0.10		1,010	1,047,690
SLM Student Loan Trust 2010-B A1†	2.162%	#	8/15/2016	0.03		264	264,981
SLM Student Loan Trust 2010-C A1†	1.892%	#	12/15/2017	0.03		830	831,849
SLM Student Loan Trust 2011-1 A1	0.765%	#	3/25/2026	0.06		1,263	1,263,306
SLM Student Loan Trust 2011-A A1†	1.242%	#	10/15/2024	0.03		1,028	1,027,681
SLM Student Loan Trust 2011-B A1†	1.092%	#	12/16/2024	0.03		1,334	1,330,276
SLM Student Loan Trust 2012-A A1†	1.642%	#	8/15/2025	0.04		898	905,650
SLM Student Loan Trust 2012-C A1†	1.339%	#	8/15/2023	0.03		575	575,311

Total							10,993,412

Total Asset-Backed Securities (cost $47,255,294)							47,263,144

CORPORATE BONDS 39.67%

Agency/Government Related 0.35%
Federal Home Loan Mortgage Corp.	1.00%		6/29/2017	4.86		1,470	1,475,368

Auto Loans 0.41%
Ford Motor Credit Co. LLC	8.70%		10/1/2014	2.03		1,500	1,711,419

Banking 8.61%
American Express Bank FSB	5.50%		4/16/2013	0.77		4,000	4,150,084
Bank of Nova Scotia (Canada)†(b)	2.15%		8/3/2016	3.89		890	925,861

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

Banking (continued)
Barclays Bank plc (United Kingdom)†(b)	2.50%		9/21/2015	3.06		$530	$541,387
Canadian Imperial Bank of Commerce (Canada)†(b)	2.00%		2/4/2013	0.59		1,000	1,009,375
Caribbean Development Bank†	0.766%	#	7/19/2013	1.06		1,000	1,000,244
Central American Bank for Economic Integration (Honduras)†(b)	6.75%		4/15/2013	0.78		515	538,746
Citigroup, Inc.	5.50%		4/11/2013	0.75		4,000	4,113,884
Citigroup, Inc.	6.00%		12/13/2013	1.38		425	446,809
Commonwealth Bank of Australia (Australia)†(b)	2.70%		11/25/2014	2.33		610	637,843
Compagnie de Financement Foncier (France)†(b)	1.625%		7/23/2012	0.07		2,200	2,200,468
Compagnie de Financement Foncier (France)†(b)	2.125%		4/22/2013	0.80		1,100	1,106,549
Credit Suisse AG (Guernsey)†(b)	1.625%		3/6/2015	2.61		1,225	1,231,728
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	3.16		1,280	1,307,327
European Investment Bank (Luxembourg)(b)	1.625%		6/15/2017	4.75		1,080	1,089,204
European Investment Bank (Luxembourg)(b)	4.875%		2/16/2016	3.32		439	496,490
European Investment Bank (Luxembourg)(b)	5.125%		9/13/2016	3.80		432	500,241
Goldman Sachs Group, Inc. (The)	1.466%	#	2/7/2014	0.09		1,000	988,515
HSBC USA, Inc.	2.375%		2/13/2015	2.50		1,250	1,265,045
JPMorgan Chase & Co.	1.211%	#	9/30/2013	0.24		2,000	2,007,876
JPMorgan Chase & Co.	1.218%	#	5/2/2014	0.21		1,000	999,705
JPMorgan Chase & Co.	1.518%	#	3/20/2015	0.21		2,000	1,996,820
Merrill Lynch & Co., Inc.	5.45%		2/5/2013	0.57		500	510,128
Merrill Lynch & Co., Inc.	6.05%		8/15/2012	0.11		200	201,106
Morgan Stanley	2.066%	#	1/24/2014	0.05		750	729,310
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.30%		6/30/2017	4.68		1,280	1,287,346
Swedbank Hypotek AB (Sweden)†(b)	2.95%		3/28/2016	3.52		830	865,135
Toronto-Dominion Bank (The) (Canada)†(b)	1.625%		9/14/2016	4.04		1,460	1,488,597
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014	2.12		1,680	1,758,337
Zions Bancorporation	7.75%		9/23/2014	2.01		500	542,552

Total							35,936,712

Beverages 0.24%
Dr. Pepper Snapple Group, Inc.	2.35%		12/21/2012	0.46		1,000	1,007,873

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

Chemicals 1.43%
Airgas, Inc.	2.85%		10/1/2013	1.21		$2,500	$2,554,568
Airgas, Inc.	7.125%		10/1/2018	1.17		500	539,612
Methanex Corp. (Canada)(b)	8.75%		8/15/2012	0.13		2,000	2,007,464
Yara International ASA (Norway)†(b)	5.25%		12/15/2014	2.32		800	857,927

Total							5,959,571

Computer Hardware 0.92%
Hewlett-Packard Co.	0.593%	#	9/13/2012	0.19		1,000	1,000,504
Hewlett-Packard Co.	2.018%	#	9/19/2014	0.21		1,000	1,011,917
Hewlett-Packard Co.	4.50%		3/1/2013	0.64		1,000	1,022,394
Seagate Technology International†	10.00%		5/1/2014	1.68		715	797,225

Total							3,832,040

Consumer/Commercial/Lease Financing 3.84%
General Electric Capital Corp.	0.608%	#	6/20/2014	0.21		1,089	1,077,429
General Electric Capital Corp.	1.166%	#	4/24/2014	0.05		2,000	2,001,082
General Electric Capital Corp.	5.40%		9/20/2013	1.17		9,000	9,480,906
Nordea Eiendomskreditt AS (Norway)†(b)	2.125%		9/22/2016	4.01		940	949,800
SLM Corp.	5.125%		8/27/2012	0.14		1,500	1,505,673
SLM Corp.	5.375%		1/15/2013	0.51		1,000	1,021,234

Total							16,036,124

Consumer Products 0.36%
Avon Products, Inc.	4.80%		3/1/2013	0.64		1,460	1,478,871

Department Stores 0.86%
Macy’s Retail Holdings, Inc.	5.875%		1/15/2013	0.51		3,500	3,585,606

Diversified Capital Goods 0.27%
Ingersoll-Rand Global Holding Co., Ltd.	9.50%		4/15/2014	1.64		1,000	1,137,096

Electric: Integrated 1.58%
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	0.01		2,250	2,250,000
MidAmerican Energy Holdings Co.	3.15%		7/15/2012	0.03		1,936	1,937,423
MidAmerican Energy Holdings Co.	5.875%		10/1/2012	0.23		1,889	1,912,860
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%		10/25/2012	0.31		500	508,062

Total							6,608,345

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

Electronics 0.28%
Maxim Integrated Products, Inc.	3.45%		6/14/2013	0.93		$1,150	$1,178,773

Energy: Exploration & Production 1.35%
GlobalSantaFe Corp.	5.00%		2/15/2013	0.61		700	715,974
Nabors Industries, Inc.	5.375%		8/15/2012	0.11		1,300	1,305,269
Petrohawk Energy Corp.	10.50%		8/1/2014	0.55		1,500	1,662,687
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	4.50%		9/30/2012	0.25		890	898,900
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	1.33		1,000	1,042,938

Total							5,625,768

Environmental 0.25%
Waste Management, Inc.	6.375%		11/15/2012	0.36		1,000	1,019,686

Food & Drug Retailers 0.48%
Safeway, Inc.	1.968%	#	12/12/2013	0.19		2,000	2,006,830

Food: Wholesale 0.62%
Kraft Foods, Inc.	6.00%		2/11/2013	0.58		2,500	2,577,157

Forestry/Paper 0.40%
Georgia-Pacific LLC†	8.25%		5/1/2016	0.80		1,500	1,656,110

Gas Distribution 3.49%
Buckeye Partners LP	4.625%		7/15/2013	0.98		1,500	1,537,035
Energy Transfer Partners LP	6.00%		7/1/2013	0.97		2,800	2,919,991
Enterprise Products Operating LLC	4.60%		8/1/2012	0.07		2,275	2,281,632
Enterprise Products Operating LLC	6.125%		2/1/2013	0.55		1,600	1,644,214
Florida Gas Transmission Co. LLC†	7.00%		7/17/2012	0.03		1,000	1,001,546
Kinder Morgan Energy Partners LP	5.85%		9/15/2012	0.19		1,000	1,009,766
NiSource Finance Corp.	6.15%		3/1/2013	0.64		2,500	2,585,592
Southeast Supply Header LLC†	4.85%		8/15/2014	1.98		1,500	1,579,586

Total							14,559,362

Health Facilities 0.36%
Quest Diagnostics, Inc.	1.318%	#	3/24/2014	0.23		1,500	1,513,085

Health Services 0.22%
Medco Health Solutions, Inc.	6.125%		3/15/2013	0.68		890	922,583

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

Household & Leisure Products 0.37%
Whirlpool Corp.	5.50%		3/1/2013	0.64		$1,500	$1,539,852

Integrated Energy 0.71%
BP Capital Markets plc (United Kingdom)(b)	1.092%	#	12/6/2013	1.45		2,000	2,017,398
SeaRiver Maritime, Inc.	Zero Coupon		9/1/2012	0.07		950	944,551

Total							2,961,949

Leisure 0.26%
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%		11/15/2015	0.36		1,000	1,071,618

Media: Cable 0.98%
Cox Communications, Inc.	4.625%		6/1/2013	0.89		3,600	3,727,174
Cox Communications, Inc.	7.125%		10/1/2012	0.24		361	366,436

Total							4,093,610

Media: Diversified 0.77%
Historic TW, Inc.	9.125%		1/15/2013	0.50		3,100	3,229,335

Medical Products 0.54%
Agilent Technologies, Inc.	4.45%		9/14/2012	0.19		250	251,721
CareFusion Corp.	4.125%		8/1/2012	0.07		1,500	1,504,036
Life Technologies Corp.	3.375%		3/1/2013	0.64		500	506,083

Total							2,261,840

Metals/Mining (Excluding Steel) 1.31%
Anglo American Capital plc (United Kingdom)†(b)	9.375%		4/8/2014	1.62		2,000	2,250,098
Glencore Funding LLC†	6.00%		4/15/2014	1.67		500	525,832
Teck Resources Ltd. (Canada)(b)	10.75%		5/15/2019	4.99		1,000	1,204,014
Xstrata Canada Corp. (Canada)(b)	7.25%		7/15/2012	0.04		1,500	1,502,781

Total							5,482,725

Oil Field Equipment & Services 0.50%
Cameron International Corp.	1.397%	#	6/2/2014	0.16		1,300	1,298,834
National Oilwell Varco, Inc.	6.125%		8/15/2015	0.11		250	253,870
Weatherford International Ltd.	5.15%		3/15/2013	0.69		500	513,605

Total							2,066,309

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

Oil Refining & Marketing 0.85%
NuStar Logistics LP	6.05%		3/15/2013	0.67		$500	$514,202
Phillips 66†	1.95%		3/5/2015	2.58		2,000	2,015,626
Valero Energy Corp.	6.70%		1/15/2013	0.51		1,000	1,029,163

Total							3,558,991

Pharmaceuticals 0.37%
Biogen Idec, Inc.	6.00%		3/1/2013	0.64		500	516,405
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.366%	#	11/8/2013	0.10		1,000	1,008,136

Total							1,524,541

Property & Casualty 0.36%
Liberty Mutual Group, Inc.†	7.25%		9/1/2012	0.16		1,500	1,513,383

Real Estate Investment Trusts 1.70%
AvalonBay Communities, Inc.	6.125%		11/1/2012	0.32		2,448	2,487,440
DDR Corp.	5.375%		10/15/2012	0.03		2,525	2,528,048
Federal Realty Investment Trust	5.40%		12/1/2013	1.36		500	524,927
Nationwide Health Properties, Inc.	6.25%		2/1/2013	0.55		1,000	1,027,159
UDR, Inc.	6.05%		6/1/2013	0.88		520	538,011

Total							7,105,585

Restaurants 0.41%
Darden Restaurants, Inc.	5.625%		10/15/2012	0.28		710	718,868
Yum! Brands, Inc.	7.70%		7/1/2012	0.01		1,000	1,000,000

Total							1,718,868

Software/Services 1.10%
Computer Sciences Corp.	5.50%		3/15/2013	0.68		1,000	1,027,500
Fidelity National Information Services, Inc.	7.625%		7/15/2017	0.97		500	553,750
Western Union Co. (The)	1.048%	#	3/7/2013	0.18		3,000	3,013,158

Total							4,594,408

Specialty Retail 1.15%
QVC, Inc.†	7.125%		4/15/2017	0.75		2,500	2,656,243
VF Corp.	1.217%	#	8/23/2013	0.14		2,150	2,150,733

Total							4,806,976

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Modified Duration	~	Principal Amount (000)		Fair Value

Telecommunications: Integrated/Services 0.46%
Qwest Communications International, Inc.	7.125%	4/1/2018	0.71			$300	$317,625
Qwest Communications International, Inc.	8.00%	10/1/2015	0.24			1,500	1,583,513

Total							1,901,138

Telecommunications: Wireless 0.25%
American Tower Corp.	4.625%	4/1/2015	2.55			1,000	1,059,180

Tobacco 0.42%
Reynolds American, Inc.	7.25%	6/1/2013	0.88			1,675	1,768,470

Transportation (Excluding Air/Rail) 0.84%
ERAC USA Finance LLC†	2.25%	1/10/2014	1.47			1,000	1,006,376
ERAC USA Finance LLC†	5.80%	10/15/2012	0.28			1,000	1,012,366
Ryder System, Inc.	6.00%	3/1/2013	0.64			1,425	1,466,995

Total							3,485,737

Total Corporate Bonds (cost $165,302,585)							165,572,894

FOREIGN BOND(c) 0.33%

Netherlands
Ziggo Finance BV† (cost $1,339,216)	6.125%	11/15/2017	4.56		EUR	1,000	1,357,248

FOREIGN GOVERNMENT OBLIGATIONS 3.77%

Poland 0.24%
Poland Government Bond(b)	6.25%	7/3/2012	—			$1,000	1,000,000

Turkey 3.46%
Turkey Government Bond(c)	Zero Coupon	8/8/2012	0.11		TRY	26,300	14,427,990

United Arab Emirates 0.07%
Emirate of Abu Dhabi†(b)	5.50%	8/2/2012	0.08			$300	301,590

Total Foreign Government Obligations (cost $15,600,213)							15,729,580

GOVERNMENT SPONSORED ENTERPRISES BOND 0.35%
Federal Home Loan Bank(d) (cost $1,447,730)	1.00%	6/21/2017	4.84			1,450	1,452,820

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.22%
Federal Home Loan Mortgage Corp.
K005 A1	3.484%		4/25/2019	3.65		$1,652	$1,797,444
Federal Home Loan Mortgage Corp.
K006 A1	3.398%		7/25/2019	3.84		1,710	1,860,256
Federal Home Loan Mortgage Corp.
K007 A1	3.342%		12/25/2019	3.98		2,120	2,307,214
Federal Home Loan Mortgage Corp.
K008 A1	2.746%		12/25/2019	4.19		752	800,829
Federal Home Loan Mortgage Corp.
K009 A1	2.757%		5/25/2020	3.96		849	904,472
Federal Home Loan Mortgage Corp.
K017 A1	1.891%		12/25/2020	4.56		1,449	1,493,412
Federal Home Loan Mortgage Corp.
K706 A1	1.691%		6/25/2018	3.65		666	681,385
Federal National Mortgage Assoc.
2011-M3 A1	2.072%		7/25/2021	3.83		823	852,995
Federal National Mortgage Assoc.
2011-M8 A1(d)	1.977%		8/25/2021	4.75		1,926	1,988,793
Federal National Mortgage Assoc.
2012-M2 A1	1.824%		2/25/2022	5.02		748	765,925

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $12,868,335)							13,452,725

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.94%
Federal Home Loan Mortgage Corp.	2.373%	#	10/1/2035	0.44		1,068	1,123,657
Federal Home Loan Mortgage Corp.	2.465%	#	6/1/2037	0.74		1,578	1,678,284
Federal Home Loan Mortgage Corp.	2.481%	#	6/1/2038	0.95		389	413,040
Federal Home Loan Mortgage Corp.	2.587%	#	12/1/2036	0.67		1,269	1,355,254
Federal Home Loan Mortgage Corp.	2.588%	#	5/1/2035	0.86		1,526	1,631,338
Federal Home Loan Mortgage Corp.	2.591%	#	2/1/2035	0.68		2,648	2,824,648
Federal Home Loan Mortgage Corp.	2.596%	#	5/1/2035	0.69		640	684,415
Federal Home Loan Mortgage Corp.	2.634%	#	4/1/2037	0.75		864	920,900
Federal Home Loan Mortgage Corp.	2.644%	#	12/1/2035	0.81		1,463	1,560,055
Federal Home Loan Mortgage Corp.	2.655%	#	5/1/2036	0.68		683	728,492
Federal Home Loan Mortgage Corp.	2.663%	#	3/1/2036	0.82		893	951,107
Federal Home Loan Mortgage Corp.	2.681%	#	4/1/2037	0.87		413	440,338
Federal Home Loan Mortgage Corp.	2.693%	#	8/1/2038	0.89		280	299,095
Federal Home Loan Mortgage Corp.	2.768%	#	4/1/2038	0.97		1,417	1,510,264
Federal Home Loan Mortgage Corp.	2.779%	#	9/1/2036	0.81		1,073	1,148,768

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal Home Loan Mortgage Corp.	2.816%	#	2/1/2037	0.59		$1,639	$1,759,725
Federal Home Loan Mortgage Corp.	2.892%	#	3/1/2038	0.66		1,025	1,094,129
Federal Home Loan Mortgage Corp.	2.958%	#	12/1/2041	2.57		866	909,968
Federal Home Loan Mortgage Corp.	3.395%	#	10/1/2039	0.80		339	363,604
Federal Home Loan Mortgage Corp.	3.653%	#	10/1/2038	0.77		730	779,407
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.21		240	258,243
Federal Home Loan Mortgage Corp.	5.069%	#	7/1/2036	1.38		546	586,051
Federal National Mortgage Assoc.	2.235%	#	6/1/2037	0.53		382	405,954
Federal National Mortgage Assoc.	2.291%	#	1/1/2035	0.46		1,014	1,081,865
Federal National Mortgage Assoc.	2.335%	#	2/1/2036	0.82		622	661,701
Federal National Mortgage Assoc.	2.394%	#	11/1/2036	0.72		282	299,608
Federal National Mortgage Assoc.	2.529%	#	1/1/2040	0.77		282	297,769
Federal National Mortgage Assoc.	2.548%	#	8/1/2037	0.58		690	734,729
Federal National Mortgage Assoc.	2.55%	#	9/1/2038	0.65		542	577,683
Federal National Mortgage Assoc.	2.664%	#	10/1/2036	0.46		1,074	1,140,964
Federal National Mortgage Assoc.	2.704%		2/1/2038	0.56		322	342,885
Federal National Mortgage Assoc.	2.712%	#	1/1/2042	3.55		553	576,736
Federal National Mortgage Assoc.	2.726%	#	3/1/2039	0.72		656	697,897
Federal National Mortgage Assoc.	2.95%		3/1/2015	2.61		1,000	1,049,941
Federal National Mortgage Assoc.	3.005%	#	8/1/2037	0.64		379	402,462
Federal National Mortgage Assoc.	3.18%		11/1/2014	2.26		1,156	1,208,961
Federal National Mortgage Assoc.	3.211%	#	11/1/2038	0.65		1,038	1,110,887
Federal National Mortgage Assoc.(e)	4.50%		TBA	2.52		5,500	5,896,172
Federal National Mortgage Assoc.	4.616%	#	11/1/2038	1.16		624	669,592
Federal National Mortgage Assoc.	5.50%		2/1/2034	2.99		2,081	2,287,756
Federal National Mortgage Assoc.	5.50%		11/1/2034	3.00		2,329	2,559,293
Federal National Mortgage Assoc.	5.50%		8/1/2037	3.03		4,380	4,804,929

Total Government Sponsored Enterprises Pass-Throughs (cost $49,478,917)							49,828,566

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.66%
7 WTC Depositor LLC Trust 2012-7WTC A†	4.082%		3/13/2031	3.16		200	203,765
Americold LLC Trust 2010-ARTA A1†	3.847%		1/14/2029	4.15		532	570,023
Arkle Master Issuer plc 2010-1A 2A†	1.616%	#	5/17/2060	-0.12		200	200,398
Arkle Master Issuer plc 2010-2A 1A1†	1.866%	#	5/17/2060	-0.12		400	402,006
Arkle Master Issuer plc 2011-1A 2A†	1.716%	#	5/17/2060	1.12		400	401,646
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	0.77		466	471,987

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	1.20		$750	$743,652
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	0.27		727	724,517
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	0.04		703	703,184
Bear Stearns Commercial Mortgage Securities, Inc. 2007-PW18 A4	5.70%		6/11/2050	4.47		698	807,755
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	1.39		798	804,459
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.394%	#	7/15/2044	2.85		860	959,627
Citigroup/Deutsche Bank Commercial Mortgage Trust 2007-CD4 A4	5.322%		12/11/2049	3.95		1,167	1,301,847
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	0.03		13	12,745
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.422%	#	6/15/2022	0.89		941	894,736
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	2.76		1,764	1,853,154
Commercial Mortgage Pass-Through Certificates 2011-FL1 C†	3.826%	#	7/17/2028	0.97		696	703,905
Commercial Mortgage Pass-Through Certificates 2011-THL B†	4.554%		6/9/2028	3.54		600	611,524
Commercial Mortgage Pass-Through Certificates 2012-9W57 A†	2.365%		2/10/2029	4.32		1,275	1,312,825
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.593%	#	2/15/2039	2.16		528	538,648
Credit Suisse Mortgage Capital Certificates 2006-C3 A3	6.008%	#	6/15/2038	3.31		1,900	2,161,837
Credit Suisse Mortgage Capital Certificates 2006-C5 A3	5.311%		12/15/2039	3.69		1,018	1,134,192
Credit Suisse Mortgage Capital Certificates 2007-C1 A3	5.383%		2/15/2040	3.87		500	526,245
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	0.11		256	255,703
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%		12/15/2035	0.24		1,328	1,335,670
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	0.81		1,482	1,528,242

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	0.44		$1,549	$1,570,681
CW Capital Cobalt Ltd. 2006-C1 A4	5.223%		8/15/2048	3.76		1,900	2,107,242
DBUBS Mortgage Trust 2011-LC1A A1†	3.742%		11/10/2046	3.17		2,309	2,481,423
DBUBS Mortgage Trust 2011-LC2A A1†	3.527%		7/10/2044	4.04		1,316	1,419,109
DBUBS Mortgage Trust 2011-LC2A A2†	3.386%		7/10/2044	3.59		1,205	1,290,254
DBUBS Mortgage Trust 2011-LC3A A2	3.642%		8/10/2044	3.62		1,850	2,000,966
DDR Corp. 2009-DDR1 A†	3.807%		10/14/2022	2.12		964	1,014,718
DDR Corp. 2009-DDR1 B†	5.73%		10/14/2022	2.13		500	538,614
Extended Stay America Trust 2010-ESHA B†	4.221%		11/5/2027	3.06		500	506,158
Extended Stay America Trust 2010-ESHA C†	4.86%		11/5/2027	3.02		1,200	1,216,403
Fosse Master Issuer plc 2011-1A A2†	1.866%	#	10/18/2054	0.04		500	502,995
Fosse Master Issuer plc 2012-1A 2A2†	1.727%	#	10/18/2054	0.04		300	300,519
Fosse Master Issuer plc 2012-1A 2B1†	2.277%	#	10/18/2054	0.04		350	350,633
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	0.21		813	816,563
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	2.75		1,250	1,378,196
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.457%	#	5/10/2040	0.94		900	936,586
Gracechurch Mortgage Financing plc 2006-1 A6†	0.567%	#	11/20/2056	-0.11		470	469,286
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	0.27		581	584,551
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	0.03		496	497,879
Greenwich Capital Commercial Funding Corp. 2007-GG11 A4	5.736%		12/10/2049	4.36		950	1,056,781
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	1.33		758	776,118
Greenwich Capital Commercial Funding Corp. 2007-GG9 A4	5.444%		3/10/2039	3.94		1,500	1,670,056
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	0.97		325	327,390
GS Mortgage Securities Corp. II 2006-GG6 A4	5.553%		4/10/2038	3.06		640	714,222
GS Mortgage Securities Corp. II 2006-GG8 A4	5.56%		11/10/2039	3.63		1,500	1,712,831

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2007-EOP B†	1.731%	#	3/6/2020	0.59		$615	$608,889
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	3.33		1,258	1,351,378
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	3.29		1,724	1,861,640
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	1.54		500	506,950
GS Mortgage Securities Corp. II 2011-GC3 A1†	2.331%		3/10/2044	1.78		1,330	1,359,747
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	3.31		1,600	1,717,910
GS Mortgage Securities Corp. II 2011-GC5 A2	2.999%		8/10/2044	3.72		1,000	1,057,993
Holmes Master Issuer plc 2010-1A A2†	1.867%	#	10/15/2054	-0.20		600	603,142
Holmes Master Issuer plc 2012-1A A2†	2.117%	#	10/15/2054	0.04		500	504,067
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	0.04		221	220,772
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%		12/12/2034	0.27		688	692,380
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	0.22		805	809,555
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	0.80		713	716,629
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3	5.336%		5/15/2047	3.89		1,779	1,975,776
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.994%	#	6/15/2049	1.47		913	914,528
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A2SF	0.372%	#	1/15/2049	0.65		807	799,468
JPMorgan Chase Commercial Mortgage Securities Corp. 2010-C2 A1†	2.749%		11/15/2043	2.82		1,902	1,971,939
JPMorgan Chase Commercial Mortgage Securities Corp. 2011-PLSD A2†	3.364%		11/13/2044	4.03		2,000	2,143,326
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	0.51		244	245,854
Merrill Lynch Floating Trust 2008-LAQA A1†	0.779%	#	7/9/2021	0.01		776	760,688
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	1.71		246	249,729

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate		Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.491%	#	11/12/2037	0.21		$1,600	$1,593,646
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.39%	#	11/12/2037	2.83		240	268,302
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	0.73		192	192,013
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	0.04		134	134,257
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.551%	#	6/12/2050	0.02		251	250,633
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	0.18		66	66,120
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-4 A3	5.172%		12/12/2049	3.75		1,000	1,112,865
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A3FL†	0.451%	#	6/12/2050	1.58		217	214,285
Morgan Stanley Capital I 2005-HQ6 A4A	4.989%		8/13/2042	2.62		980	1,075,970
Morgan Stanley Capital I 2005-HQ7 A4	5.369%	#	11/14/2042	2.74		800	890,113
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	0.04		296	296,715
Morgan Stanley Capital I 2007-HQ12 A3	5.781%	#	4/12/2049	2.85		955	1,014,253
Morgan Stanley Capital I 2007-XLF9 A2†	0.802%	#	12/15/2020	0.02		491	474,948
Morgan Stanley Capital I 2011-C1 A2†	3.884%		9/15/2047	3.22		1,515	1,635,542
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	3.59		750	803,722
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	0.04		87	87,295
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	0.05		122	121,559
Morgan Stanley Re-REMIC Trust 2010-GG10 A4A†	5.979%	#	8/15/2045	4.12		1,500	1,706,492
Permanent Master Issuer plc 2010-1A†	1.617%	#	7/15/2042	0.53		850	852,105
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	2.59		1,580	1,678,334
RBSCF Trust 2010-RR3 CSCA†	5.467%		9/16/2039	3.50		300	330,441
Sequoia Mortgage Trust 2012-3 A2	3.00%	#	7/25/2042	4.39		350	355,469
Silverstone Master Issuer plc 2011-1A†	2.016%	#	1/21/2055	0.06		400	402,793
Silverstone Master Issuer plc 2012-1A†	2.016%	#	1/21/2055	0.07		800	807,140
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2	2.113%		5/10/2063	4.66		2,100	2,141,951
Vornado DP LLC 2010-VNO A1†	2.97%		9/13/2028	4.03		853	899,598
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	0.23		234	235,555

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Modified Duration	~	Principal Amount (000)	Fair Value

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	0.36		$427	$430,412
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1.31		499	519,583
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	2.35		315	321,046
Wachovia Bank Commercial Mortgage Trust 2006-C26 A3	6.011%#	6/15/2045	3.45		1,470	1,683,363
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%	7/15/2045	3.49		1,100	1,244,642
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	3.56		645	688,634
Wachovia Bank Commercial Mortgage Trust 2006-C28 A4	5.572%	10/15/2048	3.69		1,250	1,390,478
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%	12/15/2043	1.60		373	386,214
Wachovia Bank Commercial Mortgage Trust 2007-C30 A5	5.342%	12/15/2043	3.99		1,650	1,786,788
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	3.28		1,500	1,615,576
WF-RBS Commercial Mortgage Trust 2012-C7 A1	2.30%	6/15/2045	4.99		530	537,201

Total Non-Agency Commercial Mortgage-Backed Securities (cost $97,980,374)						98,722,879

Total Long-Term Investments (cost $391,272,664)						393,379,856

SHORT-TERM INVESTMENTS 5.98%

Commercial Paper 1.37%

Consumer Cyclical 0.24%
Newell Rubbermaid, Inc.	1.326%	9/5/2012			1,000	997,616

Integrated Energy 0.30%
BP Capital Markets plc	0.777%	2/11/2013			1,250	1,243,672

Telecommunications 0.83%
Vodafone Group plc	0.01%	2/8/2013			500	496,299
Vodafone Group plc	1.004%	7/9/2012			3,000	2,999,334

Total						3,495,633

Total Commercial Paper (cost $5,736,921)						5,736,921

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Repurchase Agreement 4.61%
Repurchase Agreement dated 6/29/2012, 0.09% due 7/2/2012 with Bank of America Corp. collateralized by $14,424,000 of U.S. Treasury Bond at 4.50% due 8/15/2039; value: $19,848,070; proceeds: $19,241,144 (cost $19,241,000)	0.09%	7/2/2012	$19,241	$19,241,000

Total Short-Term Investments (cost $24,977,921)				24,977,921

Total Investments in Securities 100.24% (cost $416,250,585)				418,357,777

Liabilities in Excess of Cash, Foreign Cash and Other Assets(f) (0.24%)				(1,021,029)

Net Assets 100.00%				$417,336,748

EUR	euro.
TRY	Turkish lira.
~

Modified Duration is the change in the value of a fixed income security that will result from a 1% change in market interest rates. Duration is expressed as a number of years, and generally, the larger a duration, the greater the interest-rate risk or reward for a portfolio’s underlying bond prices. The sum of these weighted values within a portfolio, including applicable aggregated interest rate exposure, is divided by the sum of the market values (or notional values where appropriate) of all fixed income securities.

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2012.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
(a)	Security has been partially segregated to cover margin requirements for open futures contracts as of June 30, 2012.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security has been partially segregated to cover the unrealized appreciation on the forward foreign currency exchange contracts as of June 30, 2012.
(e)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

(f)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts, forward foreign currency exchange contracts and swaps as follows:

Open Futures Contracts at June 30, 2012:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation

U.S. 2-Year Treasury Note	September 2012	121	Short	$(26,642,688)	$22,416
U.S. 5-Year Treasury Note	September 2012	704	Short	(87,274,000)	141,602

Totals				$(113,916,688)	$164,018

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Open Forward Foreign Currency Exchange Contracts at June 30, 2012:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Argentine peso	Buy	J.P. Morgan	7/5/2012	22,100,000	$4,556,701	$4,873,798	$317,097
Argentine peso	Buy	Deutsche Bank	8/6/2012	1,180,000	254,037	253,355	(682)
Argentine peso	Buy	Deutsche Bank	8/6/2012	60,385,000	13,127,174	12,965,110	(162,064)
Argentine peso	Buy	Deutsche Bank	8/6/2012	1,595,000	340,448	342,458	2,010
Argentine peso	Buy	Deutsche Bank	9/10/2012	25,305,000	4,981,299	5,221,888	240,589
Argentine peso	Buy	Credit Suisse	9/10/2012	44,875,000	8,835,401	9,260,313	424,912
Argentine peso	Buy	Barclays Bank plc	10/2/2012	24,630,000	4,887,875	4,920,825	32,950
Brazilian real	Buy	Barclays Bank plc	7/13/2012	4,400,000	2,146,027	2,185,985	39,958
Brazilian real	Buy	Barclays Bank plc	7/13/2012	3,598,000	1,935,762	1,787,540	(148,222)
Brazilian real	Buy	Barclays Bank plc	7/13/2012	7,535,000	4,084,011	3,743,499	(340,512)
Brazilian real	Buy	Barclays Bank plc	7/13/2012	325,000	174,225	161,465	(12,760)
Brazilian real	Buy	Deutsche Bank	8/6/2012	1,445,000	758,132	714,323	(43,809)
Brazilian real	Buy	Deutsche Bank	8/6/2012	420,000	218,750	207,623	(11,127)
Brazilian real	Buy	Deutsche Bank	8/6/2012	6,290,000	3,268,381	3,109,407	(158,974)
Brazilian real	Buy	Goldman Sachs	8/6/2012	8,210,000	4,131,857	4,058,542	(73,315)
Brazilian real	Buy	UBS AG	9/10/2012	5,110,000	2,495,239	2,511,895	16,656
Brazilian real	Buy	UBS AG	9/10/2012	14,870,000	7,329,456	7,309,565	(19,891)
Chilean peso	Buy	Goldman Sachs	7/13/2012	2,100,000,000	4,028,391	4,188,899	160,508
Chilean peso	Buy	Goldman Sachs	7/13/2012	137,065,000	280,698	273,405	(7,293)
Chilean peso	Buy	Deutsche Bank	8/6/2012	4,821,465,000	9,859,847	9,584,465	(275,382)
Chilean peso	Buy	Credit Suisse	8/6/2012	1,065,025,000	2,183,323	2,117,135	(66,188)
Chilean peso	Buy	Credit Suisse	9/10/2012	2,140,000,000	4,165,856	4,234,060	68,204
Chilean peso	Buy	UBS AG	9/10/2012	2,395,000,000	4,707,617	4,738,586	30,969
Chilean peso	Buy	UBS AG	9/10/2012	1,060,000,000	2,082,515	2,097,245	14,730
Chilean peso	Buy	UBS AG	9/10/2012	3,004,455,000	5,804,028	5,944,413	140,385
Chinese yuan renminbi	Buy	UBS AG	7/13/2012	830,000	131,319	130,758	(561)
Chinese yuan renminbi	Buy	UBS AG	7/13/2012	33,842,000	5,356,866	5,331,450	(25,416)
Chinese yuan renminbi	Buy	UBS AG	7/13/2012	46,525,000	7,359,222	7,329,523	(29,699)
Chinese yuan renminbi	Buy	Deutsche Bank	8/6/2012	920,000	145,524	145,211	(313)
Chinese yuan renminbi	Buy	Deutsche Bank	8/6/2012	1,090,000	172,427	172,044	(383)
Chinese yuan renminbi	Buy	Credit Suisse	9/10/2012	40,275,000	6,339,525	6,339,639	114
Colombian peso	Buy	UBS AG	7/13/2012	460,000,000	249,551	257,562	8,011
Colombian peso	Buy	UBS AG	7/13/2012	11,600,000,000	6,290,672	6,495,052	204,380
Colombian peso	Buy	J.P. Morgan	7/13/2012	6,168,000,000	3,464,195	3,453,576	(10,619)
Colombian peso	Buy	UBS AG	7/13/2012	2,190,000,000	1,231,029	1,226,221	(4,808)
Colombian peso	Buy	UBS AG	7/13/2012	3,936,895,000	2,195,091	2,204,339	9,248
Colombian peso	Buy	Deutsche Bank	7/30/2012	10,327,000,000	5,692,630	5,761,709	69,079
Colombian peso	Buy	Goldman Sachs	8/6/2012	19,485,350,000	10,934,540	10,855,499	(79,041)
Czech koruna	Buy	Deutsche Bank	7/13/2012	80,000,000	4,330,893	3,966,890	(364,003)
Czech koruna	Buy	Goldman Sachs	8/6/2012	75,080,000	3,982,496	3,722,538	(259,958)
Czech koruna	Buy	Goldman Sachs	8/6/2012	6,665,000	350,007	330,457	(19,550)
Hong Kong dollar	Buy	Barclays Bank plc	7/13/2012	19,113,000	2,463,069	2,463,731	662
Hong Kong dollar	Buy	Barclays Bank plc	7/13/2012	80,825,000	10,416,990	10,418,617	1,627
Hong Kong dollar	Buy	Barclays Bank plc	8/6/2012	34,140,000	4,400,556	4,401,107	551
Hungarian forint	Buy	J.P. Morgan	7/13/2012	973,995,000	4,379,474	4,307,304	(72,170)
Hungarian forint	Buy	UBS AG	8/6/2012	354,615,000	1,557,994	1,563,113	5,119
Hungarian forint	Buy	UBS AG	8/6/2012	1,458,595,000	6,685,589	6,429,364	(256,225)
Hungarian forint	Buy	Barclays Bank plc	9/10/2012	70,000,000	284,215	308,554	24,339

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Hungarian forint	Buy	Barclays Bank plc	9/10/2012	1,843,595,000	$7,492,766	$8,126,412	$633,646
Indian rupee	Buy	Barclays Bank plc	7/13/2012	165,301,000	3,182,538	2,962,752	(219,786)
Indian rupee	Buy	Barclays Bank plc	7/13/2012	58,265,000	1,134,002	1,044,305	(89,697)
Indian rupee	Buy	Barclays Bank plc	7/13/2012	9,000,000	173,277	161,310	(11,967)
Indian rupee	Buy	UBS AG	8/6/2012	90,450,000	1,708,861	1,622,585	(86,276)
Indian rupee	Buy	UBS AG	8/6/2012	352,240,000	6,554,156	6,318,844	(235,312)
Indian rupee	Buy	Goldman Sachs	9/10/2012	17,000,000	294,878	302,527	7,649
Indian rupee	Buy	Goldman Sachs	9/10/2012	155,000,000	2,736,099	2,758,337	22,238
Indian rupee	Buy	Goldman Sachs	9/10/2012	420,087,547	7,406,339	7,475,762	69,423
Indonesian rupiah	Buy	UBS AG	7/13/2012	13,928,819,000	1,506,633	1,481,955	(24,678)
Indonesian rupiah	Buy	UBS AG	7/13/2012	45,876,015,000	4,962,251	4,880,972	(81,279)
Indonesian rupiah	Buy	Barclays Bank plc	8/6/2012	4,825,570,000	521,401	512,536	(8,865)
Indonesian rupiah	Buy	Barclays Bank plc	8/6/2012	70,645,415,000	7,638,168	7,503,434	(134,734)
Indonesian rupiah	Buy	UBS AG	9/10/2012	19,750,000,000	2,045,572	2,088,842	43,270
Indonesian rupiah	Buy	UBS AG	9/10/2012	44,730,000,000	4,637,636	4,730,830	93,194
Indonesian rupiah	Buy	UBS AG	9/10/2012	25,521,000,000	2,602,856	2,699,207	96,351
Indonesian rupiah	Buy	UBS AG	9/10/2012	3,750,000,000	381,679	396,616	14,937
Israeli new shekel	Buy	Barclays Bank plc	7/13/2012	8,360,000	2,222,813	2,137,054	(85,759)
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2012	2,710,000	880,900	854,842	(26,058)
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2012	405,000	130,772	127,753	(3,019)
Malaysian ringgit	Buy	Barclays Bank plc	7/13/2012	5,750,000	1,874,246	1,813,779	(60,467)
Malaysian ringgit	Buy	Barclays Bank plc	8/6/2012	11,830,000	3,839,039	3,744,278	(94,761)
Malaysian ringgit	Buy	Barclays Bank plc	8/6/2012	530,000	171,855	167,749	(4,106)
Malaysian ringgit	Buy	UBS AG	9/10/2012	17,385,000	5,494,627	5,492,807	(1,820)
Mexican peso	Buy	J.P. Morgan	7/13/2012	2,235,000	175,205	167,381	(7,824)
Mexican peso	Buy	J.P. Morgan	7/13/2012	43,345,000	3,380,122	3,246,144	(133,978)
Mexican peso	Buy	J.P. Morgan	7/13/2012	1,660,000	129,841	124,319	(5,522)
Mexican peso	Buy	UBS AG	8/6/2012	2,305,000	172,807	172,221	(586)
Mexican peso	Buy	UBS AG	8/6/2012	237,890,000	17,965,759	17,774,212	(191,547)
Mexican peso	Buy	Deutsche Bank	9/10/2012	2,955,000	204,152	220,058	15,906
Mexican peso	Buy	UBS AG	9/10/2012	14,560,000	1,042,427	1,084,281	41,854
Mexican peso	Buy	Deutsche Bank	9/10/2012	173,500,000	12,219,170	12,920,520	701,350
Peruvian Nuevo sol	Buy	Credit Suisse	7/13/2012	5,775,000	2,158,879	2,164,804	5,925
Peruvian Nuevo sol	Buy	Credit Suisse	7/13/2012	345,000	129,675	129,326	(349)
Peruvian Nuevo sol	Buy	Credit Suisse	9/10/2012	26,035,000	9,615,882	9,715,552	99,670
Philippine peso	Buy	Goldman Sachs	7/13/2012	69,130,000	1,600,973	1,642,817	41,844
Philippine peso	Buy	Goldman Sachs	7/13/2012	90,390,000	2,107,484	2,148,043	40,559
Philippine peso	Buy	Barclays Bank plc	8/6/2012	619,355,000	14,647,156	14,756,704	109,548
Philippine peso	Buy	Barclays Bank plc	8/6/2012	11,120,000	262,611	264,944	2,333
Philippine peso	Buy	Barclays Bank plc	9/10/2012	18,200,000	415,810	432,917	17,107
Philippine peso	Buy	Barclays Bank plc	9/10/2012	330,000,000	7,603,687	7,849,603	245,916
Philippine peso	Buy	Barclays Bank plc	9/10/2012	104,525,000	2,401,769	2,486,302	84,533
Philippine peso	Buy	Barclays Bank plc	9/10/2012	239,895,000	5,471,433	5,706,304	234,871
Polish zloty	Buy	Goldman Sachs	7/13/2012	550,000	175,079	164,880	(10,199)
Polish zloty	Buy	Goldman Sachs	7/13/2012	71,750,000	22,675,558	21,509,385	(1,166,173)
Polish zloty	Buy	Barclays Bank plc	8/6/2012	555,000	172,381	165,891	(6,490)
Polish zloty	Buy	Barclays Bank plc	8/6/2012	2,110,000	658,305	630,686	(27,619)
Polish zloty	Buy	Barclays Bank plc	8/6/2012	1,170,000	341,190	349,717	8,527
Polish zloty	Buy	UBS AG	9/10/2012	1,100,000	307,620	327,444	19,824
Polish zloty	Buy	UBS AG	9/10/2012	2,200,000	626,704	654,888	28,184

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Polish zloty	Buy	UBS AG	9/10/2012	36,100,000	$10,067,488	$10,746,113	$678,625
Romanian new leu	Buy	Goldman Sachs	8/6/2012	5,235,000	1,571,600	1,482,461	(89,139)
Russian ruble	Buy	Barclays Bank plc	7/13/2012	56,806,000	1,902,093	1,751,543	(150,550)
Russian ruble	Buy	Barclays Bank plc	7/13/2012	232,710,000	7,836,541	7,175,326	(661,215)
Russian ruble	Buy	J.P. Morgan	8/6/2012	11,650,000	388,722	357,910	(30,812)
Russian ruble	Buy	J.P. Morgan	8/6/2012	195,720,000	6,563,380	6,012,885	(550,495)
Russian ruble	Buy	Barclays Bank plc	9/10/2012	96,000,000	2,914,832	2,927,110	12,278
Russian ruble	Buy	Barclays Bank plc	9/10/2012	154,610,000	4,685,293	4,714,172	28,879
Russian ruble	Buy	J.P. Morgan	9/10/2012	61,050,000	1,852,807	1,861,459	8,652
Russian ruble	Buy	Barclays Bank plc	9/10/2012	219,710,000	6,714,648	6,699,118	(15,530)
Singapore dollar	Buy	J.P. Morgan	7/13/2012	165,000	130,560	130,254	(306)
Singapore dollar	Buy	J.P. Morgan	7/13/2012	10,990,000	8,703,572	8,675,723	(27,849)
Singapore dollar	Buy	Morgan Stanley	8/6/2012	270,000	215,952	213,143	(2,809)
Singapore dollar	Buy	Morgan Stanley	8/6/2012	6,225,000	4,991,340	4,914,130	(77,210)
Singapore dollar	Buy	J.P. Morgan	9/10/2012	375,000	291,469	296,050	4,581
Singapore dollar	Buy	J.P. Morgan	9/10/2012	4,830,000	3,750,524	3,813,121	62,597
South African rand	Buy	J.P. Morgan	7/13/2012	16,640,000	2,149,038	2,032,429	(116,609)
South African rand	Buy	Barclays Bank plc	8/6/2012	15,575,000	1,966,032	1,895,536	(70,496)
South African rand	Buy	J.P. Morgan	9/10/2012	2,150,000	247,930	260,344	12,414
South African rand	Buy	UBS AG	9/10/2012	2,400,000	281,138	290,616	9,478
South African rand	Buy	J.P. Morgan	9/10/2012	162,695,000	18,862,751	19,700,737	837,986
South Korean won	Buy	UBS AG	8/6/2012	14,895,250,000	13,108,554	12,982,767	(125,787)
South Korean won	Buy	UBS AG	8/6/2012	298,470,000	262,541	260,148	(2,393)
South Korean won	Buy	J.P. Morgan	8/6/2012	5,000,000,000	4,229,224	4,358,022	128,798
South Korean won	Buy	J.P. Morgan	9/10/2012	5,000,000,000	4,207,869	4,345,672	137,803
South Korean won	Buy	Barclays Bank plc	9/10/2012	4,860,000,000	4,198,486	4,223,993	25,507
Taiwan dollar	Buy	Barclays Bank plc	8/6/2012	53,225,000	1,810,990	1,786,383	(24,607)
Thai baht	Buy	Deutsche Bank	7/13/2012	50,815,000	1,640,252	1,598,865	(41,387)
Thai baht	Buy	Deutsche Bank	7/13/2012	12,450,000	402,678	391,732	(10,946)
Thai baht	Buy	UBS AG	8/6/2012	121,090,000	3,898,583	3,803,831	(94,752)
Thai baht	Buy	UBS AG	8/6/2012	243,140,000	7,874,572	7,637,819	(236,753)
Thai baht	Buy	UBS AG	8/6/2012	8,170,000	262,811	256,647	(6,164)
Thai baht	Buy	Barclays Bank plc	9/10/2012	370,000,000	11,555,278	11,599,264	43,986
Turkish lira	Buy	J.P. Morgan	7/13/2012	400,000	218,794	220,630	1,836
Turkish lira	Buy	J.P. Morgan	7/13/2012	14,600,000	7,836,402	8,053,001	216,599
Turkish lira	Buy	J.P. Morgan	7/13/2012	1,815,000	990,342	1,001,110	10,768
Turkish lira	Buy	Barclays Bank plc	8/6/2012	315,000	171,959	172,831	872
Turkish lira	Buy	Barclays Bank plc	8/6/2012	680,000	371,151	373,095	1,944
Turkish lira	Buy	Goldman Sachs	9/10/2012	600,000	314,432	326,946	12,514
Turkish lira	Buy	Goldman Sachs	9/10/2012	26,045,000	13,762,219	14,192,157	429,938
Argentine peso	Sell	Barclays Bank plc	7/5/2012	22,100,000	4,890,462	4,873,798	16,664
Brazilian real	Sell	Barclays Bank plc	7/13/2012	1,115,000	546,890	553,948	(7,058)
Chinese yuan renminbi	Sell	UBS AG	7/13/2012	56,400,000	8,863,744	8,885,225	(21,481)
Chinese yuan renminbi	Sell	Credit Suisse	7/13/2012	24,797,000	3,903,810	3,906,506	(2,696)
Chinese yuan renminbi	Sell	Credit Suisse	8/6/2012	2,010,000	315,864	317,255	(1,391)
Chinese yuan renminbi	Sell	Credit Suisse	9/10/2012	40,275,000	6,316,161	6,339,639	(23,478)
Czech koruna	Sell	Goldman Sachs	7/13/2012	80,000,000	3,851,301	3,966,890	(115,589)
Czech koruna	Sell	Goldman Sachs	8/6/2012	81,745,000	3,935,251	4,052,995	(117,744)
euro	Sell	UBS AG	9/10/2012	3,355,000	4,187,443	4,248,503	(61,060)
euro	Sell	J.P. Morgan	9/20/2012	1,072,000	1,345,521	1,357,639	(12,118)

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)

Hong Kong dollar	Sell	Barclays Bank plc	7/13/2012	65,845,000	$8,488,571	$8,487,644	$927
Hong Kong dollar	Sell	Barclays Bank plc	7/13/2012	34,093,000	4,393,219	4,394,703	(1,484)
Hong Kong dollar	Sell	Barclays Bank plc	8/6/2012	34,140,000	4,399,499	4,401,107	(1,608)
Hungarian forint	Sell	J.P. Morgan	7/13/2012	70,000,000	286,690	309,561	(22,871)
Hungarian forint	Sell	J.P. Morgan	7/13/2012	535,000,000	2,360,051	2,365,934	(5,883)
Indian rupee	Sell	Barclays Bank plc	7/13/2012	14,000,000	247,180	250,927	(3,747)
Indonesian rupiah	Sell	J.P. Morgan	7/13/2012	2,700,000,000	283,762	287,266	(3,504)
Israeli new shekel	Sell	Morgan Stanley	7/13/2012	8,360,000	2,205,979	2,137,054	68,925
Malaysian ringgit	Sell	Barclays Bank plc	7/13/2012	6,830,000	2,140,596	2,154,454	(13,858)
Malaysian ringgit	Sell	Barclays Bank plc	8/6/2012	11,900,000	3,699,099	3,766,434	(67,335)
Mexican peso	Sell	J.P. Morgan	7/13/2012	3,545,000	248,313	265,488	(17,175)
Mexican peso	Sell	J.P. Morgan	7/13/2012	30,730,000	2,181,134	2,301,396	(120,262)
Mexican peso	Sell	J.P. Morgan	7/13/2012	5,780,000	420,773	432,869	(12,096)
Mexican peso	Sell	J.P. Morgan	7/13/2012	4,565,000	333,540	341,877	(8,337)
Peruvian Nuevo sol	Sell	Credit Suisse	7/13/2012	6,120,000	2,278,905	2,294,130	(15,225)
Peruvian Nuevo sol	Sell	Credit Suisse	9/10/2012	7,800,000	2,858,190	2,910,747	(52,557)
Peruvian Nuevo sol	Sell	Credit Suisse	9/10/2012	5,035,000	1,871,747	1,878,925	(7,178)
Peruvian Nuevo sol	Sell	Credit Suisse	9/10/2012	1,900,000	705,271	709,028	(3,757)
Philippine peso	Sell	Barclays Bank plc	7/13/2012	159,520,000	3,766,706	3,790,860	(24,154)
Philippine peso	Sell	Barclays Bank plc	8/6/2012	18,000,000	424,628	428,867	(4,239)
Philippine peso	Sell	J.P. Morgan	8/6/2012	12,355,000	291,529	294,369	(2,840)
Polish zloty	Sell	Barclays Bank plc	7/13/2012	2,855,000	838,154	855,879	(17,725)
Polish zloty	Sell	Barclays Bank plc	7/13/2012	1,570,000	458,179	470,658	(12,479)
Polish zloty	Sell	Barclays Bank plc	7/13/2012	1,270,000	379,938	380,724	(786)
Romanian new leu	Sell	UBS AG	8/6/2012	5,235,000	1,548,382	1,482,461	65,921
Singapore dollar	Sell	J.P. Morgan	7/13/2012	5,920,000	4,641,863	4,673,365	(31,502)
Singapore dollar	Sell	J.P. Morgan	7/13/2012	2,800,000	2,162,914	2,210,376	(47,462)
Singapore dollar	Sell	Morgan Stanley	7/13/2012	2,435,000	1,894,293	1,922,237	(27,944)
Singapore dollar	Sell	Morgan Stanley	8/6/2012	6,495,000	5,052,902	5,127,273	(74,371)
South African rand	Sell	Goldman Sachs	7/13/2012	3,495,000	419,422	426,883	(7,461)
South African rand	Sell	J.P. Morgan	7/13/2012	3,470,000	421,283	423,830	(2,547)
South African rand	Sell	UBS AG	7/13/2012	9,675,000	1,144,199	1,181,715	(37,516)
South African rand	Sell	UBS AG	8/6/2012	15,575,000	1,835,441	1,895,536	(60,095)
Taiwan dollar	Sell	Barclays Bank plc	8/6/2012	53,225,000	1,836,611	1,786,383	50,228
Thai baht	Sell	Deutsche Bank	7/13/2012	14,625,000	463,000	460,167	2,833
Turkish lira	Sell	J.P. Morgan	7/13/2012	770,000	418,724	424,713	(5,989)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(1,211,937)

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(concluded)
EMERGING MARKETS CURRENCY FUND June 30, 2012

Credit Default Swaps on Indexes - Sell Protection at June 30, 2012*:

Swap Counterparty	Fund Receives	Referenced Index	Termination Date	Notional Amount	Market Value	Upfront Payments Received**	Unrealized Appreciation	Credit Default Swap Agreements Payable at Fair Value***
J.P. Morgan	.10%	Markit CMBX. NA.AAA.1	10/12/2052	1,350,000	1,302,750	$50,817	$3,567	$47,250
Morgan Stanley	.10%	Markit CMBX. NA.AAA.1	10/12/2052	1,000,000	965,000	36,135	1,135	35,000
UBS AG	.07%	Markit CMBX. NA.AAA.2	3/15/2049	1,300,000	1,235,000	72,834	7,834	65,000

Totals on Credit Default Swaps						$159,786	$12,536	$147,250

*

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

**	Upfront payments received are presented net of amortization (See Note 2(m)).
***	Includes upfront payments received.

Interest Rate Swap at June 30, 2012:

Swap Counterparty	Payments Made By The Fund at Termination Date	Payments Received By The Fund at Termination Date	Termination Date	Notional Amount	Market Value	Unrealized Depreciation

Barclays Bank plc	0.555%	3-Month LIBOR Index	3/9/2014	$12,000,000	$11,998,920	$(1,080)

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)
GLOBAL ALLOCATION FUND June 30, 2012

Investments	Shares	Value (000)

INVESTMENTS IN UNDERLYING FUNDS(a) 100.18%
Lord Abbett Affiliated Fund, Inc.-Class I(b)	523,954	$5,900
Lord Abbett Equity Trust- Calibrated Large Cap Value Fund-Class I*(c)	48,908	827
Lord Abbett Equity Trust- Calibrated Mid Cap Value Fund-Class I*(c)	55,831	907
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund-Class I(d)	4,704,412	29,826
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	509,111	10,141
Lord Abbett Investment Trust-High Yield Fund- Class I(f)	2,682,470	20,575
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(g)	8,969,402	66,194
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.)- Class I(h)	1,820,409	29,563
Lord Abbett Investment Trust-Short Duration Income Fund-Class I(i)	173,695	797

Total Investments in Underlying Funds (cost $172,915,327)		164,730

Investments	Principal Amount (000)	Value (000)

SHORT-TERM INVESTMENTS 0.14%

Repurchase Agreement Repurchase Agreement dated 6/29/2012, 0.01% due 7/2/2012 with Fixed Income Clearing Corp. collateralized by $230,000 of a U.S. Treasury Bill at Zero Coupon due 6/27/2013; value: $229,540; proceeds: $224,326 (cost $224,326)	$224	$224

Total Investments in Securities 100.32% (cost $173,139,653)		164,954

Liabilities in Excess of Other Assets (0.32)%		(523)

Net Assets 100.00%		$164,431

*	Non-income producing security.
(a)	Affiliated issuer (See Note 9).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is total return.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek a high level of total return.
(h)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
(i)	Fund investment objective is to seek a high level of income consistent with preservation of capital.

See Notes to Financial Statements.	27

Statements of Assets and Liabilities (unaudited)
June 30, 2012

	Emerging Markets Currency Fund	Global Allocation Fund
ASSETS:
Investments in securities, at cost	$416,250,585	$173,139,653

Investments in securities, at fair value	$418,357,777	$164,954,200
Cash	7,305,121	—
Foreign cash, at value (cost $24,998 and $0, respectively)	23,399	—
Receivables:
Interest and dividends	3,373,553	1,670,305
Investment securities sold	3,471,526	—
Capital shares sold	1,668,908	2,093,688
From affiliates (See Note 3)	—	33,893
Variation margin	153,960	—
Unrealized appreciation on forward foreign currency exchange contracts	7,362,310	—
Prepaid expenses and other assets	57,798	45,173

Total assets	441,774,352	168,797,259

LIABILITIES:
Payables:
Investment securities purchased	13,535,559	1,786,413
Capital shares reacquired	816,858	508,832
Management fee	168,394	6,559
12b-1 distribution fees	49,117	54,583
Directors’ fees	45,530	28,725
Fund administration	13,472	—
Variation margin	129	—
To affiliates (See Note 3)	27,469	—
Unrealized depreciation on forward foreign currency exchange contracts	8,574,247	—
Unrealized depreciation on interest rate swaps	1,080	—
Credit default swap agreements payable, at fair value (including upfront payments received $159,786 and $0, respectively)	147,250	—
Distributions payable	921,076	1,904,449
Accrued expenses and other liabilities	137,423	76,802

Total liabilities	24,437,604	4,366,363

NET ASSETS	$417,336,748	$164,430,896

COMPOSITION OF NET ASSETS:
Paid-in capital	$441,022,116	$178,066,814
Distributions in excess of net investment income	(2,984,453)	(12,319)
Accumulated net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(21,774,905)	(5,437,714)
Net unrealized appreciation (depreciation) on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	1,073,990	(8,185,885)

Net Assets	$417,336,748	$164,430,896

28	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)
June 30, 2012

	Emerging Markets Currency Fund	Global Allocation Fund
Net assets by class:
Class A Shares	$78,546,022	$109,090,815
Class B Shares	$1,418,903	$7,318,592
Class C Shares	$33,014,638	$26,955,657
Class F Shares	$73,175,120	$2,267,236
Class I Shares	$230,433,478	$14,512,761
Class P Shares	$9,518	—
Class R2 Shares	$273,403	$98,505
Class R3 Shares	$465,666	$4,187,330
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $0.001 par value)	12,353,350	10,366,793
Class B Shares (30 million and 15 million shares of common stock authorized, $0.001 par value)	222,137	753,489
Class C Shares (100 million and 20 million shares of common stock authorized, $0.001 par value)	5,162,464	2,770,898
Class F Shares (100 million and 20 million shares of common stock authorized, $0.001 par value)	11,517,033	215,409
Class I Shares (100 million and 15 million shares of common stock authorized, $0.001 par value)	36,318,120	1,371,890
Class P Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	1,498	—
Class R2 Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	42,933	9,208
Class R3 Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	73,467	395,970
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$6.36	$10.52
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25% and 5.75%, respectively)	$6.51	$11.16
Class B Shares-Net asset value	$6.39	$9.71
Class C Shares-Net asset value	$6.40	$9.73
Class F Shares-Net asset value	$6.35	$10.53
Class I Shares-Net asset value	$6.34	$10.58
Class P Shares-Net asset value	$6.35	—
Class R2 Shares-Net asset value	$6.37	$10.70
Class R3 Shares-Net asset value	$6.34	$10.57

See Notes to Financial Statements.	29

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2012

	Emerging Markets Currency Fund	Global Allocation Fund
Investment income:
Dividends	$—	$3,340,889
Interest and other	4,190,834	4

Total investment income	4,190,834	3,340,893

Expenses:
Management fee	982,263	211,414
12b-1 distribution plan-Class A	81,606	139,650
12b-1 distribution plan-Class B	7,713	40,065
12b-1 distribution plan-Class C	155,492	133,553
12b-1 distribution plan-Class F	36,684	1,547
12b-1 distribution plan-Class P	21	—
12b-1 distribution plan-Class R2	974	287
12b-1 distribution plan-Class R3	1,092	9,120
Shareholder servicing	167,384	175,781
Professional	33,994	17,952
Reports to shareholders	30,504	16,144
Fund administration	78,581	—
Custody	44,488	2,658
Directors’ fees	5,358	2,579
Registration	58,207	42,749
Subsidy (See Note 3)	159,724	—
Other	9,939	3,868

Gross expenses	1,854,024	797,367
Expense reductions (See Note 7)	(73)	(54)
Expenses assumed by Underlying Funds (See Note 3)	—	(261,677)
Management fee waived (See Note 3)	—	(169,131)

Net expenses	1,853,951	366,505

Net investment income	2,336,883	2,974,388

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	(2,000,426)	82,414
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	13,280,726	3,559,203

Net realized and unrealized gain	11,280,300	3,641,617

Net Increase in Net Assets Resulting From Operations	$13,617,183	$6,616,005

30	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Currency Fund

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$2,336,883	$3,805,399
Net realized loss on investments, futures contracts, swaps and foreign currency related transactions	(2,000,426)	(15,808,061)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	13,280,726	(11,943,156)

Net increase (decrease) in net assets resulting from operations	13,617,183	(23,945,818)

Distributions to shareholders from:
Net investment income
Class A	(1,078,525)	(2,718,531)
Class B	(14,432)	(40,038)
Class C	(347,091)	(780,752)
Class F	(1,004,770)	(2,383,764)
Class I	(2,853,332)	(2,505,265)
Class P	(115)	(721)
Class R2	(3,638)	(5,230)
Class R3	(5,332)	(8,516)
Net realized gain
Class A	—	(566,339)
Class B	—	(10,197)
Class C	—	(216,782)
Class F	—	(514,300)
Class I	—	(470,622)
Class P	—	(150)
Class R2	—	(1,502)
Class R3	—	(1,571)

Total distributions to shareholders	(5,307,235)	(10,224,280)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	152,370,313	248,487,758
Reinvestment of distributions	4,713,410	7,936,574
Cost of shares reacquired	(63,078,585)	(183,015,119)

Net increase in net assets resulting from capital share transactions	94,005,138	73,409,213

Net increase in net assets	102,315,086	39,239,115

NET ASSETS:
Beginning of period	$315,021,662	$275,782,547

End of period	$417,336,748	$315,021,662

Distributions in excess of net investment income	$(2,984,453)	$(14,101)

See Notes to Financial Statements.	31

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2012 (unaudited)	For the Year Ended December 31, 2011
Operations:
Net investment income	$2,974,388	$5,025,344
Capital gains distributions received from Underlying Funds	—	1,533,247
Net realized gain (loss) on investments and foreign currency related transactions	82,414	(450,756)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	3,559,203	(19,608,555)

Net increase (decrease) in net assets resulting from operations	6,616,005	(13,500,720)

Distributions to shareholders from:
Net investment income
Class A	(2,015,436)	(3,589,090)
Class B	(121,558)	(256,468)
Class C	(439,711)	(759,643)
Class F	(50,097)	(99,816)
Class I	(283,183)	(391,082)
Class R2	(1,579)	(993)
Class R3	(70,655)	(94,353)

Total distributions to shareholders	(2,982,219)	(5,191,445)

Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	15,219,563	60,938,657
Reinvestment of distributions	2,797,983	4,812,956
Cost of shares reacquired	(20,649,789)	(41,052,164)

Net increase (decrease) in net assets resulting from capital share transactions	(2,632,243)	24,699,449

Net increase in net assets	1,001,543	6,007,284

NET ASSETS:
Beginning of period	$163,429,353	$157,422,069

End of period	$164,430,896	$163,429,353

Distributions in excess of net investment income	$(12,319)	$(4,488)

32	See Notes to Financial Statements.

Financial Highlights
EMERGING MARKETS CURRENCY FUND

Class A Shares

Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$6.15		$6.74	$6.70	$5.72	$6.73	$6.84

Investment operations:
Net investment income(a)	.04		.08	.11	.17	.24	.22
Net realized and unrealized gain (loss)	.25		(.46)	.27	.99	(1.01)	.31

Total from investment operations	.29		(.38)	.38	1.16	(.77)	.53

Distributions to shareholders from:
Net investment income	(.08)		(.18)	(.20)	(.18)	(.14)	(.64)
Net realized gain	—		(.03)	(.14)	—	—	—
Return of capital	—		—	—	—	(.10)	—

Total distributions	(.08)		(.21)	(.34)	(.18)	(.24)	(.64)

Net asset value, end of period	$6.36		$6.15	$6.74	$6.70	$5.72	$6.73

Total Return(b)	4.78	%(c)	(5.87)%	5.79%	20.53%	(11.90)%	7.98%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.50	%(c)	1.02%	1.17%	1.27%	1.23%	1.14%

Expenses, including expense reductions and expenses reimbursed	.50	%(c)	1.02%	1.17%	1.27%	1.22%	1.14%

Expenses, excluding expense reductions and expenses reimbursed	.50	%(c)	1.02%	1.17%	1.27%	1.27%	1.83%

Net investment income	.56	%(c)	1.18%	1.68%	2.69%	3.59%	3.25%

Supplemental Data:

Net assets, end of period (000)	$78,546		$80,034	$98,279	$109,152	$83,426	$44,148
Portfolio turnover rate	84.72	%(c)	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	33

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

Class B Shares

Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$6.18		$6.77	$6.73	$5.74	$6.74	$6.85

Investment operations:
Net investment income(a)	.01		.03	.07	.13	.19	.18
Net realized and unrealized gain (loss)	.26		(.46)	.26	.99	(1.00)	.28

Total from investment operations	.27		(.43)	.33	1.12	(.81)	.46

Distributions to shareholders from:
Net investment income	(.06)		(.13)	(.15)	(.13)	(.11)	(.57)
Net realized gain	—		(.03)	(.14)	—	—	—
Return of capital	—		—	—	—	(.08)	—

Total distributions	(.06)		(.16)	(.29)	(.13)	(.19)	(.57)

Net asset value, end of period	$6.39		$6.18	$6.77	$6.73	$5.74	$6.74

Total Return(b)	4.35	%(c)	(6.55)%	5.10%	19.68%	(12.37)%	7.26%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.89	%(c)	1.80%	1.83%	1.93%	1.88%	1.79%

Expenses, including expense reductions and expenses reimbursed	.89	%(c)	1.80%	1.83%	1.93%	1.88%	1.79%

Expenses, excluding expense reductions and expenses reimbursed	.89	%(c)	1.80%	1.83%	1.93%	1.95%	2.46%

Net investment income	.17	%(c)	.44%	1.05%	2.11%	2.93%	2.58%

Supplemental Data:

Net assets, end of period (000)	$1,419		$1,674	$2,693	$3,884	$4,105	$3,303
Portfolio turnover rate	84.72	%(c)	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

34	See Notes to Financial Statements.

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class C Shares

	Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$6.19			$6.78	$6.74	$5.74	$6.75	$6.86

Investment operations:
Net investment income(a)	.01			.03	.07	.13	.19	.18
Net realized and unrealized gain (loss)	.26			(.46)	.26	1.00	(1.01)	.30

Total from investment operations	.27			(.43)	.33	1.13	(.82)	.48

Distributions to shareholders from:
Net investment income		(.06)		(.13)	(.15)	(.13)	(.11)	(.59)
Net realized gain	—			(.03)	(.14)	—	—	—
Return of capital	—			—	—	—	(.08)	—

Total distributions		(.06)		(.16)	(.29)	(.13)	(.19)	(.59)

Net asset value, end of period	$6.40			$6.19	$6.78	$6.74	$5.74	$6.75

Total Return(b)	4.24	%(c)		(6.44)%	5.09%	19.85%	(12.50)%	7.27%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.84	%(c)		1.69%	1.82%	1.91%	1.87%	1.79%

Expenses, including expense reductions and expenses reimbursed	.84	%(c)		1.69%	1.82%	1.91%	1.87%	1.79%

Expenses, excluding expense reductions and expenses reimbursed	.84	%(c)		1.69%	1.82%	1.91%	1.91%	2.47%

Net investment income	.23	%(c)		.51%	1.02%	2.03%	2.95%	2.60%

Supplemental Data:

Net assets, end of period (000)	$33,015			$36,551	$34,232	$27,512	$18,407	$5,952
Portfolio turnover rate	84.72	%(c)		130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	35

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class F Shares

	Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31				9/28/2007(a) to 12/31/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.15			$6.74	$6.69	$5.71	$6.73	$6.92

Investment operations:
Net investment income(b)	.04			.09	.13	.18	.25	.07
Net realized and unrealized gain (loss)	.25			(.47)	.27	.99	(1.01)	.17

Total from investment operations	.29			(.38)	.40	1.17	(.76)	.24

Distributions to shareholders from:
Net investment income		(.09)		(.18)	(.21)	(.19)	(.15)	(.43)
Net realized gain	—			(.03)	(.14)	—	—	—
Return of capital	—			—	—	—	(.11)	—

Total distributions		(.09)		(.21)	(.35)	(.19)	(.26)	(.43)

Net asset value, end of period	$6.35			$6.15	$6.74	$6.69	$5.71	$6.73

Total Return(c)	4.66	%(d)		(5.77)%	6.20%	20.82%	(11.76)%	3.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.45	%(d)		.91%	.92%	.98%	.96%	.16	%(d)

Expenses, including expense reductions and expenses reimbursed	.45	%(d)		.91%	.92%	.98%	.96%	.16	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.45	%(d)		.91%	.92%	.98%	.98%	.17	%(d)
Net investment income	.61	%(d)		1.27%	1.88%	2.72%	3.94%	1.02	%(d)

Supplemental Data:

Net assets, end of period (000)	$73,175			$76,795	$61,059	$24,463	$710	$10
Portfolio turnover rate	84.72	%(d)		130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

36	See Notes to Financial Statements.

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class I Shares

	Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$6.14		$6.73	$6.69	$5.72	$6.73	$6.85

Investment operations:
Net investment income(a)	.04		.09	.13	.19	.26	.25
Net realized and unrealized gain (loss)	.25		(.46)	.27	.98	(1.00)	.29

Total from investment operations	.29		(.37)	.40	1.17	(.74)	.54

Distributions to shareholders from:
Net investment income	(.09)		(.19)	(.22)	(.20)	(.15)	(.66)
Net realized gain	—		(.03)	(.14)	—	—	—
Return of capital	—		—	—	—	(.12)	—

Total distributions	(.09)		(.22)	(.36)	(.20)	(.27)	(.66)

Net asset value, end of period	$6.34		$6.14	$6.73	$6.69	$5.72	$6.73

Total Return(b)	4.72	%(c)	(5.68)%	6.17%	20.89%	(11.47)%	8.20%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.39	%(c)	.81%	.83%	.92%	.88%	.77%

Expenses, including expense reductions and expenses reimbursed	.39	%(c)	.81%	.83%	.92%	.87%	.77%

Expenses, excluding expense reductions and expenses reimbursed	.39	%(c)	.81%	.83%	.92%	.90%	1.45%

Net investment income	.66	%(c)	1.40%	2.00%	3.06%	3.96%	3.64%

Supplemental Data:

Net assets, end of period (000)	$230,433		$119,329	$79,092	$27,176	$19,830	$888
Portfolio turnover rate	84.72	%(c)	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.	37

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class P Shares

	Six Months Ended 6/30/2012 (unaudited)
			Year Ended 12/31

			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$6.14		$6.74	$6.69	$5.71	$6.71	$6.82

Investment operations:
Net investment income(a)	.03		.07	.11	.16	.24	.22
Net realized and unrealized gain (loss)	.26		(.48)	.27	.99	(1.01)	.30

Total from investment operations	.29		(.41)	.38	1.15	(.77)	.52

Distributions to shareholders from:
Net investment income	(.08)		(.16)	(.19)	(.17)	(.13)	(.63)
Net realized gain	—		(.03)	(.14)	—	—	—
Return of capital	—		—	—	—	(.10)	—

Total distributions	(.08)		(.19)	(.33)	(.17)	(.23)	(.63)

Net asset value, end of period	$6.35		$6.14	$6.74	$6.69	$5.71	$6.71

Total Return(b)	4.50	%(c)	(6.07)%	5.87%	20.43%	(11.91)%	7.96%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.61	%(c)	1.25%	1.27%	1.32%	1.30%	1.17%

Expenses, including expense reductions and expenses reimbursed	.61	%(c)	1.25%	1.27%	1.32%	1.30%	1.17%

Expenses, excluding expense reductions and expenses reimbursed	.61	%(c)	1.25%	1.27%	1.32%	1.37%	1.93%

Net investment income	.46	%(c)	.98%	1.61%	2.50%	3.52%	3.30%

Supplemental Data:

Net assets, end of period (000)	$10		$9	$32	$16	$4	$9
Portfolio turnover rate	84.72	%(c)	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

38	See Notes to Financial Statements.

Financial Highlights (continued)
EMERGING MARKETS CURRENCY FUND

	Class R2 Shares

	Six Months Ended 6/30/2012 (unaudited)		Year Ended 12/31				9/28/2007(a) to 12/31/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.16		$6.75	$6.71	$5.72	$6.73	$6.92

Investment operations:
Net investment income(b)	.02		.05	.09	.15	.25	.06
Net realized and unrealized gain (loss)	.26		(.46)	.27	1.00	(1.01)	.17

Total from investment operations	.28		(.41)	.36	1.15	(.76)	.23

Distributions to shareholders from:
Net investment income	(.07)		(.15)	(.18)	(.16)	(.14)	(.42)
Net realized gain	—		(.03)	(.14)	—	—	—
Return of capital	—		—	—	—	(.11)	—

Total distributions	(.07)		(.18)	(.32)	(.16)	(.25)	(.42)

Net asset value, end of period	$6.37		$6.16	$6.75	$6.71	$5.72	$6.73

Total Return(c)	4.57	%(d)	(6.22)%	5.54%	20.12%	(11.63)%	3.45	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.70	%(d)	1.41%	1.42%	1.50%	1.08%	.27	%(d)

Expenses, including expense reductions and expenses reimbursed	.70	%(d)	1.41%	1.42%	1.50%	1.07%	.27	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.70	%(d)	1.41%	1.42%	1.50%	1.15%	.28	%(d)

Net investment income	.37	%(d)	.76%	1.39%	2.44%	3.74%	.92	%(d)

Supplemental Data:

Net assets, end of period (000)	$273		$218	$70	$23	$12	$10
Portfolio turnover rate	84.72	%(d)	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.	39

Financial Highlights (concluded)
EMERGING MARKETS CURRENCY FUND

	Class R3 Shares

	Six Months Ended 6/30/2012 (unaudited)		Year Ended 12/31				9/28/2007(a) to 12/31/2007

			2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.14		$6.73	$6.70	$5.72	$6.73	$6.92

Investment operations:
Net investment income(b)	.03		.06	.10	.16	.23	.07
Net realized and unrealized gain (loss)	.25		(.46)	.26	.99	(.99)	.17

Total from investment operations	.28		(.40)	.36	1.15	(.76)	.24

Distributions to shareholders from:
Net investment income	(.08)		(.16)	(.19)	(.17)	(.14)	(.43)
Net realized gain	—		(.03)	(.14)	—	—	—
Return of capital	—		—	—	—	(.11)	—

Total distributions	(.08)		(.19)	(.33)	(.17)	(.25)	(.43)

Net asset value, end of period	$6.34		$6.14	$6.73	$6.70	$5.72	$6.73

Total Return(c)	4.48	%(d)	(6.14)%	5.49%	20.33%	(11.76)%	3.48	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.64	%(d)	1.31%	1.33%	1.41%	1.26%	.25	%(d)

Expenses, including expense reductions and expenses reimbursed	.64	%(d)	1.31%	1.33%	1.41%	1.26%	.25	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.64	%(d)	1.31%	1.33%	1.41%	1.30%	.25	%(d)

Net investment income	.43	%(d)	.92%	1.48%	2.52%	3.50%	.95	%(d)

Supplemental Data:

Net assets, end of period (000)	$466		$411	$326	$103	$57	$10
Portfolio turnover rate	84.72	%(d)	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

40	See Notes to Financial Statements.

Financial Highlights
GLOBAL ALLOCATION FUND

	Class A Shares

	Six Months Ended 6/30/2012 (unaudited)		Year Ended 12/31

			2011		2010		2009		2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$10.29		$11.41		$10.56		$7.95		$13.15		$13.17

Investment operations:
Net investment income(a)	.20		.35		.33		.28		.26		.06
Net realized and unrealized gain (loss)	.23		(1.12)		.84		2.66		(5.10)		1.48

Total from investment operations	.43		(.77)		1.17		2.94		(4.84)		1.54

Distributions to shareholders from:
Net investment income	(.20)		(.35)		(.32)		(.33)		(.17)		(.03)
Net realized gain	—		—		—		—		(.19)		(1.53)

Total distributions	(.20)		(.35)		(.32)		(.33)		(.36)		(1.56)

Net asset value, end of period	$10.52		$10.29		$11.41		$10.56		$7.95		$13.15

Total Return(b)	4.10	%(c)	(6.89)%		11.36%		37.83%		(37.33)%		11.82%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.15	%(c)(d)	.28	%(d)	.35	%(d)	.35	%(d)	1.07	%(d)	1.60%

Expenses, including expense reductions, expenses assumed and management fee waived	.15	%(c)(d)	.28	%(d)	.35	%(d)	.35	%(d)	1.06	%(d)	1.60%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.40	%(c)(d)	.84	%(d)	.94	%(d)	1.17	%(d)	1.60	%(d)	1.71%

Net investment income	1.82	%(c)(d)	3.11	%(d)	3.07	%(d)	3.15	%(d)	2.40	%(d)	.45%

Supplemental Data:

Net assets, end of period (000)	$109,091		$108,217		$107,234		$83,625		$53,568		$94,321
Portfolio turnover rate	20.15	%(c)	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	41

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class B Shares

	Six Months Ended 6/30/2012 (unaudited)		Year Ended 12/31

			2011		2010		2009		2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$9.51		$10.57		$9.81		$7.38		$12.25		$12.42

Investment operations:
Net investment income (loss)(a)	.14		.24		.23		.21		.18		(.03)
Net realized and unrealized gain (loss)	.22		(1.03)		.79		2.48		(4.74)		1.39

Total from investment operations	.36		(.79)		1.02		2.69		(4.56)		1.36

Distributions to shareholders from:
Net investment income	(.16)		(.27)		(.26)		(.26)		(.12)		—
Net realized gain	—		—		—		—		(.19)		(1.53)

Total distributions	(.16)		(.27)		(.26)		(.26)		(.31)		(1.53)

Net asset value, end of period	$9.71		$9.51		$10.57		$9.81		$7.38		$12.25

Total Return(b)	3.74	%(c)	(7.56)%		10.60%		37.10%		(37.74)%		11.08%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.52	%(c)(d)	.99	%(d)	1.00	%(d)	1.00	%(d)	1.72	%(d)	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.52	%(c)(d)	.99	%(d)	1.00	%(d)	1.00	%(d)	1.72	%(d)	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.77	%(c)(d)	1.55	%(d)	1.59	%(d)	1.82	%(d)	2.26	%(d)	2.36%

Net investment income (loss)	1.39	%(c)(d)	2.29	%(d)	2.35	%(d)	2.49	%(d)	1.74	%(d)	(.20)%

Supplemental Data:

Net assets, end of period (000)	$7,319		$8,276		$11,389		$10,668		$7,194		$12,653
Portfolio turnover rate	20.15	%(c)	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

42	See Notes to Financial Statements.

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class C Shares

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011		2010		2009		2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$9.53		$10.59		$9.83		$7.40		$12.28		$12.44

Investment operations:
Net investment income (loss)(a)	.15		.25		.24		.22		.18		(.03)
Net realized and unrealized gain (loss)	.21		(1.03)		.78		2.47		(4.75)		1.40

Total from investment operations	.36		(.78)		1.02		2.69		(4.57)		1.37

Distributions to shareholders from:
Net investment income	(.16)		(.28)		(.26)		(.26)		(.12)		—
Net realized gain	—		—		—		—		(.19)		(1.53)

Total distributions	(.16)		(.28)		(.26)		(.26)		(.31)		(1.53)

Net asset value, end of period	$9.73		$9.53		$10.59		$9.83		$7.40		$12.28

Total Return(b)	3.76	%(c)	(7.48)%		10.58%		37.00%		(37.73)%		11.14%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.51	%(c)(d)	.97	%(d)	1.00	%(d)	1.00	%(d)	1.71	%(d)	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.51	%(c)(d)	.97	%(d)	1.00	%(d)	1.00	%(d)	1.71	%(d)	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.77	%(c)(d)	1.53	%(d)	1.59	%(d)	1.80	%(d)	2.25	%(d)	2.36%

Net investment income (loss)	1.47	%(c)(d)	2.42	%(d)	2.46	%(d)	2.55	%(d)	1.76	%(d)	(.20)%

Supplemental Data:

Net assets, end of period (000)	$26,956		$26,322		$25,893		$17,741		$9,428		$16,104
Portfolio turnover rate	20.15	%(c)	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	43

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class F Shares

	Six Months Ended 6/30/2012 (unaudited)										9/28/2007(a) to 12/31/2007
			Year Ended 12/31

			2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$10.29		$11.41		$10.56		$7.95		$13.12		$14.71

Investment operations:
Net investment income(b)	.18		.37		.39		.35		.32		.01
Net realized and unrealized gain (loss)	.26		(1.12)		.80		2.61		(5.11)		(.26)

Total from investment operations	.44		(.75)		1.19		2.96		(4.79)		(.25)

Distributions to shareholders from:
Net investment income	(.20)		(.37)		(.34)		(.35)		(.19)		(.07)
Net realized gain	—		—		—		—		(.19)		(1.27)

Total distributions	(.20)		(.37)		(.34)		(.35)		(.38)		(1.34)

Net asset value, end of period	$10.53		$10.29		$11.41		$10.56		$7.95		$13.12

Total Return(c)	4.27	%(d)	(6.72)%		11.57%		38.16%		(37.09)%		(1.67	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.07	%(d)(e)	.10	%(e)	.10	%(e)	.10	%(e)	.62	%(e)	.30	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.07	%(d)(e)	.10	%(e)	.10	%(e)	.10	%(e)	.61	%(e)	.30	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.33	%(d)(e)	.66	%(e)	.69	%(e)	.83	%(e)	1.26	%(e)	.39	%(d)

Net investment income	1.70	%(d)(e)	3.36	%(e)	3.63	%(e)	3.66	%(e)	3.02	%(e)	.04	%(d)

Supplemental Data:

Net assets, end of period (000)	$2,267		$3,156		$2,256		$641		$9		$10
Portfolio turnover rate	20.15	%(d)	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

44	See Notes to Financial Statements.

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class I Shares

	Six Months Ended 6/30/2012 (unaudited)

			Year Ended 12/31

			2011		2010		2009		2008		2007
Per Share Operating Performance
Net asset value, beginning of period	$10.34		$11.47		$10.61		$7.98		$13.18		$13.19

Investment operations:
Net investment income(a)	.21		.38		.37		.32		.31		.11
Net realized and unrealized gain (loss)	.24		(1.13)		.84		2.67		(5.13)		1.49

Total from investment operations	.45		(.75)		1.21		2.99		(4.82)		1.60

Distributions to shareholders from:
Net investment income	(.21)		(.38)		(.35)		(.36)		(.19)		(.08)
Net realized gain	—		—		—		—		(.19)		(1.53)

Total distributions	(.21)		(.38)		(.35)		(.36)		(.38)		(1.61)

Net asset value, end of period	$10.58		$10.34		$11.47		$10.61		$7.98		$13.18

Total Return(b)	4.30	%(c)	(6.69)%		11.69%		38.39%		(37.10)%		12.25%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.02	%(c)(d)	.00	%(d)	.00	%(d)	.00	%(d)	.69	%(d)	1.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.02	%(c)(d)	.00	%(d)	.00	%(d)	.00	%(d)	.69	%(d)	1.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.28	%(c)(d)	.57	%(d)	.60	%(d)	.80	%(d)	1.25	%(d)	1.36%

Net investment income	1.95	%(c)(d)	3.38	%(d)	3.40	%(d)	3.55	%(d)	2.85	%(d)	.78%

Supplemental Data:

Net assets, end of period (000)	$14,513		$14,086		$8,460		$1,055		$557		$804
Portfolio turnover rate	20.15	%(c)	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	45

Financial Highlights (continued)
GLOBAL ALLOCATION FUND

	Class R2 Shares

	Six Months Ended 6/30/2012 (unaudited)								6/23/2008(a) to 12/31/2008
			Year Ended 12/31

			2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$10.46		$11.55		$10.64		$7.96		$11.83

Investment operations:
Net investment income(b)	.19		.49		.36		.31		.18
Net realized and unrealized gain (loss)	.23		(1.26)		.85		2.68		(3.70)

Total from investment operations	.42		(.77)		1.21		2.99		(3.52)

Distributions to shareholders from:
Net investment income	(.18)		(.32)		(.30)		(.31)		(.16)
Net realized gain	—		—		—		—		(.19)

Total distributions	(.18)		(.32)		(.30)		(.31)		(.35)

Net asset value, end of period	$10.70		$10.46		$11.55		$10.64		$7.96

Total Return(c)	3.96	%(d)	(6.77)%		11.63%		38.36%		(30.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.32	%(d)(e)	.34	%(e)	.05	%(e)	.00	%(e)	.32	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.32	%(d)(e)	.34	%(e)	.05	%(e)	.00	%(e)	.32	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.58	%(d)(e)	.93	%(e)	.65	%(e)	.81	%(e)	.87	%(d)(e)

Net investment income	1.68	%(d)(e)	4.44	%(e)	3.38	%(e)	3.46	%(e)	1.88	%(d)(e)

Supplemental Data:

Net assets, end of period (000)	$99		$88		$11		$10		$7
Portfolio turnover rate	20.15	%(d)	27.66%		9.48%		6.81%		147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

46	See Notes to Financial Statements.

Financial Highlights (concluded)
GLOBAL ALLOCATION FUND

	Class R3 Shares

	Six Months Ended 6/30/2012 (unaudited)								6/23/2008(a) to 12/31/2008

			Year Ended 12/31

			2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$10.34		$11.47		$10.62		$7.95		$11.83

Investment operations:
Net investment income(b)	.20		.34		.34		.37		.18
Net realized and unrealized gain (loss)	.22		(1.14)		.82		2.62		(3.70)

Total from investment operations	.42		(.80)		1.16		2.99		(3.52)

Distributions to shareholders from:
Net investment income	(.19)		(.33)		(.31)		(.32)		(.17)
Net realized gain	—		—		—		—		(.19)

Total distributions	(.19)		(.33)		(.31)		(.32)		(.36)

Net asset value, end of period	$10.57		$10.34		$11.47		$10.62		$7.95

Total Return(c)	3.98	%(d)	(7.10)%		11.17%		38.40%		(30.40	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.26	%(d)(e)	.47	%(e)	.50	%(e)	.26	%(e)	.27	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.26	%(d)(e)	.47	%(e)	.50	%(e)	.26	%(e)	.26	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.51	%(d)(e)	1.04	%(e)	1.10	%(e)	.92	%(e)	.82	%(d)(e)

Net investment income	1.80	%(d)(e)	3.03	%(e)	3.20	%(e)	3.79	%(e)	1.93	%(d)(e)

Supplemental Data:

Net assets, end of period (000)	$4,187		$3,285		$2,179		$51		$7
Portfolio turnover rate	20.15	%(d)	27.66%		9.48%		6.81%		147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Global Allocation Fund (“Global Allocation Fund”), Class A, B, C, F, I, P, R2 and R3 shares. Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified as defined in the Act.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus. As of the date of this report, Global Allocation Fund has not issued Class P shares.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord Abbett, each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock

Notes to Financial Statements (unaudited)(continued)

Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)

Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (unaudited)(continued)

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)

Forward Foreign Currency Exchange Contracts–Emerging Markets Currency Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

(h)

Futures Contracts–Emerging Markets Currency Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Financial Statements (unaudited)(continued)

(i)

When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Currency Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)

Mortgage Dollar Rolls–Emerging Markets Currency Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)

Interest Rate Swaps–Emerging Markets Currency Fund may invest in interest rate swaps in order to enhance returns or hedge against interest rate risk. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The interest rate swap agreement will normally be entered into on a zero coupon basis, meaning that the floating rate will be based on the cumulative of the variable rate, and the fixed rate will compound until the swap’s maturity date, at which point the payments would be netted. The swaps are valued daily and any unrealized gain (loss) is included in the Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. A liquidation payment received or made at the termination or maturity of the swap is recorded in realized gain (loss) and is included in Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions on the Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

(m)

Credit Default Swaps–Emerging Markets Currency Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Emerging Markets Currency Fund entered into credit default swaps based on CMBX indices, which are comprised of commercial mortgage-backed securities.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

(n)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing

Notes to Financial Statements (unaudited)(continued)

the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2012 in valuing each Fund’s investments carried at fair value:

	Emerging Markets Currency Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$47,263,144	$—	$47,263,144
Corporate Bonds	—	165,572,894	—	165,572,894
Foreign Bond	—	1,357,248	—	1,357,248
Foreign Government Obligations	—	15,729,580	—	15,729,580
Government Sponsored Enterprises Bond	—	1,452,820	—	1,452,820
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	13,452,725	—	13,452,725
Government Sponsored Enterprises Pass- Throughs	—	49,828,566	—	49,828,566
Non-Agency Commercial Mortgage- Backed Securities	—	98,722,879	—	98,722,879
Commercial Paper	—	5,736,921	—	5,736,921
Repurchase Agreement	—	19,241,000	—	19,241,000

Total	$—	$418,357,777	$—	$418,357,777

Notes to Financial Statements (unaudited)(continued)

	Emerging Markets Currency Fund

Investment Type*	Level 1	Level 2	Level 3	Total

Other Financial Instruments

Forward Foreign Currency Exchange Contracts
Asset	$—	$7,362,310	$—	$7,362,310
Liabilities	—	(8,574,247)	—	(8,574,247)
Futures Contracts
Asset	164,018	—	—	164,018
Liabilities	—	—	—	—
Credit Default Swaps
Assets	—	12,536	—	12,536
Liabilities	—	—	—	—
Interest Rate Swap
Assets	—	—	—	—
Liabilities	—	(1,080)	—	(1,080)

Total	$164,018	$(1,200,481)	$—	$(1,036,463)

*	See Schedule of Investments for fair values in each industry.

	Global Allocation Fund

Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)

Investment in Underlying Funds	$164,730	$—	$—	$164,730
Repurchase Agreement	—	224	—	224

Total	$164,730	$224	$—	$164,594

(o)

Disclosures about Derivative Instruments and Hedging Activities–Emerging Markets Currency Fund entered into forward foreign currency exchange contracts during the six months ended June 30, 2012 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2012 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Notes to Financial Statements (unaudited)(continued)

Emerging Markets Currency Fund entered into credit default swaps during the six months ended June 30, 2012 (as described in note 2(m)) to hedge credit risk or for speculative purposes. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

Emerging Markets Currency Fund entered into interest rate swaps during the six months ended June 30, 2012 (as described in note 2(l)) to hedge against interest rate risk. The Fund’s use of interest rate swaps involves the risk that Lord Abbett will not accurately predict expectations of interest rates, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the life of the contract, to the extent that amount is positive.

As of June 30, 2012, Emerging Markets Currency Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Fair Value

Futures Contracts(1)	$164,018	$—	$—	$164,018
Forward Foreign Currency Exchange Contracts(2)	—	7,362,310	—	7,362,310
Credit Default Swaps(3)	—	—	12,536	12,536

Total	$164,018	$7,362,310	$12,536	$7,538,864

Liability Derivatives

Forward Foreign Currency Exchange Contracts(4)	$—	$8,574,247	$—	$8,574,247
Interest Rate Swap(5)	1,080	—	—	1,080

Total	$1,080	$8,574,247	$—	$8,575,327

(1)

Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

(2)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(3)

Statements of Assets and Liabilities location: Includes unrealized appreciation/depreciation of credit default swaps as reported in the Schedule of Investments. Unrealized appreciation/depreciation comprised of the upfront payment less the swap agreements payable at fair value.

(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(5)	Statements of Assets and Liabilities location: Unrealized depreciation on swaps.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments during the six months ended June 30, 2012, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Credit Contracts	Total

Net Realized Gain (Loss)(1)
Futures Contracts	$(1,134,457)	$—	$—	$(1,134,457)
Forward Foreign Currency Exchange Contracts	—	304,042	—	304,042
Credit Default Swaps	—	—	1,130	1,130
Interest Rate Swaps	45,117	—	—	45,117
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$416,749	$—	$—	$416,749
Forward Foreign Currency Exchange Contracts		6,586,185		6,586,185
Credit Default Swaps	—	—	12,536	12,536
Interest Rate Swaps	(1,080)	—	—	(1,080)
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	679	—	—	679
Forward Foreign Currency Exchange Contracts(4)	$—	$549,380,297	$—	$549,380,297
Credit Default Swaps(4)	—	—	2,038,362	2,038,362
Interest Rate Swaps(4)	33,444,045	—	—	33,444,045

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2012.
(1)	Statement of Operations location: Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions.
(2)

Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amount in U.S. dollars.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Currency Fund

First $1 billion	.50%
Over $1 billion	.45%
Global Allocation Fund	.25%(1)

(1)

For the period ended June 30, 2012 and continuing through April 30, 2013 Lord Abbett has contractually agreed to waive .20% of its management fee for Global Allocation Fund. This agreement may be terminated only upon approval of the Board.

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2012, the effective management fee, net of waivers, paid to Lord Abbett was at an annualized rate of .50% and .05% of average daily net assets for Emerging Markets Currency Fund and Global Allocation Fund, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of Emerging Markets Currency Fund’s average daily net assets. Global Allocation Fund does not pay such a fee.

Global Allocation Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Affiliated Fund, Inc.; Lord Abbett Equity Trust – Lord Abbett Calibrated Large Cap Value Fund and Lord Abbett Calibrated Mid Cap Value Fund; Lord Abbett Emerging Markets Currency Fund; Lord Abbett Investment Trust – Lord Abbett High Yield Fund and Lord Abbett Short Duration Income Fund; Lord Abbett Mid Cap Stock Fund, Inc.; Lord Abbett Research Fund, Inc. – Lord Abbett Growth Opportunities Fund; and Lord Abbett Securities Trust – Lord Abbett International Dividend Income Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Global Allocation Fund in proportion to the average daily value of total Underlying Fund shares owned by Global Allocation Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Global Allocation Fund’s Statement of Operations and Receivables from affiliates on Global Allocation Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Emerging Markets Currency Fund’s Statement of Operations and Payable to affiliates on Emerging Markets Currency Fund’s Statement of Assets and Liabilities.

As of June 30, 2012, the percentages of Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Global Allocation Fund were 32.19%, 12.51% and 7.16%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Emerging Markets Currency Fund

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3

Service	.15%	.25%	.25%	—	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

Global Allocation Fund

Fees*	Class A	Class B	Class C(1)	Class F	Class P	Class R2	Class R3

Service	.25%	.25%	.25%	—	.25%	.25%	.25%
Distribution	—	.75%	.75%	.10%	.20%	.35%	.25%

*

The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)

The Class C 12b-1 fee is a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

Class I shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions
Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2012:

	Distributor Commissions	Dealers’ Concessions

Emerging Markets Currency Fund	$2,850	$17,585
Global Allocation Fund	36,640	209,758

Distributor received the following amount of CDSCs for the six months ended June 30, 2012:

	Class A	Class C

Emerging Markets Currency Fund	$3,101	$5,209
Global Allocation Fund	965	2,055

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Currency Fund and declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2012 and the fiscal year ended December 31, 2011 was as follows:

	Emerging Markets Currency Fund		Global Allocation Fund

	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011	Six Months Ended 6/30/2012 (unaudited)	Year Ended 12/31/2011

Distributions paid from:
Ordinary income	$5,307,235	$10,224,280	$2,982,219	$5,191,445

Total distributions paid	$5,307,235	$10,224,280	$2,982,219	$5,191,445

As of December 31, 2011, the capital loss carryforwards, along with the related expiration dates were as follows:

	2016	2017	2018	Indefinite	Total

Emerging Markets Currency Fund	$—	$—	$—	$13,872,572	$13,872,572
Global Allocation Fund	2,394,085	1,738,042	8,248	—	4,140,375

Notes to Financial Statements (unaudited)(continued)

In accordance with the Regulated Investment Company Modernization Act of 2010, the Funds will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

As of June 30, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund

Tax cost	$418,396,357	$174,504,440

Gross unrealized gain	552,971	2,082,031
Gross unrealized loss	(591,551)	(11,632,271)

Net unrealized security loss	$(38,580)	$(9,550,240)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2012 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales

Emerging Markets Currency Fund	$162,561,908	$281,894,340	$137,084,387	$174,995,100
Global Allocation Fund	—	34,194,183	—	36,553,185

*	Includes U.S. Government sponsored enterprises securities.

6.	DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.	EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.	CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

Notes to Financial Statements (unaudited)(continued)

9.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. Global Allocation Fund had the following transactions with affiliated issuers (i.e. the Underlying Funds) during the six months ended June 30, 2012:

Affiliated Issuer	Balance of Shares Held at 12/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 6/30/21012	Value at 6/30/2012	Net Realized Gain (Loss) 1/1/2012 to 6/30/2012	Dividend Income 1/1/2012 to 6/30/2012

Lord Abbett Affiliated Fund, Inc. – Class I	879,534	16,958	(372,538)	523,954	$5,899,718	$(253,694)	$70,418
Lord Abbett Equity Trust – Calibrated Large Cap Value Fund - Class I	—	48,908	—	48,908	826,551	—	—
Lord Abbett Equity Trust – Calibrated Mid Cap Value Fund – Class I	—	55,831	—	55,831	906,700	—	—
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	280,095	—	(280,095)	—	—	683,997	—
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund – Class I	4,259,290	681,867	(236,745)	4,704,412	29,825,973	(202,623)	416,659
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	424,166	238,983	(154,038)	509,111	10,141,488	345,718	—
Lord Abbett Investment Trust – High Yield Fund – Class I	3,221,977	159,647	(699,154)	2,682,470	20,574,547	330,635	854,374
Lord Abbett Securities Trust – International Core Equity Fund – Class I	275,056	—	(275,056)	—	—	(333,505)	—
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	7,778,351	1,776,810	(585,759)	8,969,402	66,194,190	(1,001,312)	1,998,983
Lord Abbett Securities Trust – International Opportunities Fund – Class I	519,861	—	(519,861)	—	—	536,803	—
Lord Abbett Mid Cap Stock Fund (formerly, Mid-Cap Value Fund) Inc. – Class I	1,394,088	437,885	(11,564)	1,820,409	29,563,448	(23,205)	—
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	—	173,695	—	173,695	797,259	—	455

Total					$164,729,874	$82,814	$3,340,889

Notes to Financial Statements (unaudited)(continued)

10.	INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging markets securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

Emerging Markets Currency Fund may invest in swap contracts. Swap contracts are bilateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, swap contracts may involve a small investment of cash compared to the risk assumed, with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

Emerging Markets Currency Fund may invest in credit default swap contracts. Such contracts are subject to the risk that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

Emerging Markets Currency Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in Emerging Markets Currency Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to Emerging Markets Currency Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments

Notes to Financial Statements (unaudited)(continued)

above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. Emerging Markets Currency Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by Emerging Markets Currency Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

Emerging Markets Currency Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

The value of Global Allocation Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

11.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Currency Fund	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	2,213,345	$14,237,234	8,042,498	$54,934,85
Converted from Class B*	13,273	85,144	49,173	329,946
Reinvestment of distributions	146,722	942,761	406,470	2,743,393
Shares reacquired	(3,033,733)	(19,423,644)	(10,063,478)	(66,321,610)

Decrease	(660,393)	$(4,158,505)	(1,565,337)	$(8,313,396)

Class B Shares

Shares sold	5,025	$31,834	54,439	$374,013
Reinvestment of distributions	1,986	12,831	6,305	42,818
Shares reacquired	(42,602)	(269,722)	(138,481)	(944,167)
Converted to Class A*	(13,215)	(85,144)	(48,945)	(329,946)

Decrease	(48,806)	$(310,201)	(126,682)	$(857,282)

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011

Class C Shares

Shares sold	433,979	$2,800,786	2,997,946	$20,772,720
Reinvestment of distributions	32,644	211,089	89,235	605,405
Shares reacquired	(1,213,043)	(7,787,328)	(2,227,080)	(14,750,988)

Increase (decrease)	(746,420)	$(4,775,453)	860,101	$6,627,137

Class F Shares

Shares sold	2,672,585	$17,071,905	15,480,091	$105,393,750
Reinvestment of distributions	108,896	698,921	238,973	1,605,297
Shares reacquired	(3,760,869)	(23,794,168)	(12,288,261)	(80,218,894)

Increase (decrease)	(979,388)	$(6,023,342)	3,430,803	$26,780,153

Class I Shares

Shares sold	18,239,938	$117,806,286	10,250,596	$66,097,561
Reinvestment of distributions	444,148	2,842,267	436,631	2,928,856
Shares reacquired	(1,809,984)	(11,454,113)	(3,000,823)	(20,128,580)

Increase	16,874,102	$109,194,440	7,686,404	$48,897,837

Class P Shares

Reinvestment of distributions	17	$114	128	$863
Shares reacquired	— (a)	(1)	(3,359)	(20,941)

Increase (decrease)	17	$113	(3,231)	$(20,078)

Class R2 Shares

Shares sold	33,197	$206,137	48,682	$333,963
Reinvestment of distributions	27	173	47	320
Shares reacquired	(25,747)	(167,967)	(23,632)	(156,078)

Increase	7,477	$38,343	25,097	$178,205

Class R3 Shares

Shares sold	33,676	$216,131	85,804	$580,876
Reinvestment of distributions	820	5,254	1,436	9,622
Shares reacquired	(28,037)	(181,642)	(68,613)	(473,861)

Increase	6,459	$39,743	18,627	$116,637

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)	Value is less than 1 share.

Notes to Financial Statements (unaudited)(concluded)

Global Allocation Fund	Six Months Ended June 30, 2012 (unaudited)		Year Ended December 31, 2011

Class A Shares	Shares	Amount	Shares	Amount

Shares sold	884,850	$9,660,518	3,141,147	$35,841,205
Converted from Class B*	61,967	686,191	100,996	1,123,609
Reinvestment of distributions	177,780	1,914,510	309,788	3,371,367
Shares reacquired	(1,275,748)	(13,836,002)	(2,432,427)	(27,168,071)

Increase (decrease)	(151,151)	$(1,574,783)	1,119,504	$13,168,110

Class B Shares

Shares sold	25,236	$255,069	95,196	$997,594
Reinvestment of distributions	11,849	117,682	23,867	241,953
Shares reacquired	(86,599)	(863,353)	(217,119)	(2,269,523)
Converted to Class A*	(67,114)	(686,191)	(109,212)	(1,123,609)

Decrease	(116,628)	$(1,176,793)	(207,268)	$(2,153,585)

Class C Shares

Shares sold	351,287	$3,530,243	996,301	$10,477,099
Reinvestment of distributions	39,504	392,631	66,860	675,333
Shares reacquired	(382,722)	(3,814,306)	(744,587)	(7,698,624)

Increase	8,069	$108,568	318,574	$3,453,808

Class F Shares

Shares sold	44,176	$486,022	244,564	$2,732,678
Reinvestment of distributions	3,532	38,320	6,415	69,102
Shares reacquired	(139,049)	(1,477,122)	(141,974)	(1,526,669)

Increase (decrease)	(91,341)	$(952,780)	109,005	$1,275,111

Class I Shares

Shares sold	11,235	$123,613	728,207	$8,677,626
Reinvestment of distributions	24,261	262,810	33,621	359,884
Shares reacquired	(25,665)	(283,557)	(137,434)	(1,625,116)

Increase	9,831	$102,866	624,394	$7,412,394

Class R2 Shares

Shares sold	771	$8,647	7,432	$77,958
Reinvestment of distributions	144	1,579	94	993
Shares reacquired	(165)	(1,761)	(1)	(6)

Increase	750	$8,465	7,525	$78,945

Class R3 Shares

Shares sold	106,127	$1,155,451	186,035	$2,134,497
Reinvestment of distributions	6,523	70,451	8,651	94,324
Shares reacquired	(34,353)	(373,688)	(67,026)	(764,155)

Increase	78,297	$852,214	127,660	$1,464,666

*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of June 30, 2012 Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments

Lord Abbett Affiliated Fund, Inc. - Class I	3.58%
Lord Abbett Equity Trust - Calibrated Large Cap Value Fund - Class I	0.50%
Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund - Class I	0.55%
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund - Class I	18.11%
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	6.16%
Lord Abbett Investment Trust - High Yield Fund - Class I	12.49%
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	40.18%
Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Mid-Cap Value Fund, Inc.) - Class I	17.95%
Lord Abbett Investment Trust - Short Duration Income Fund - Class I	0.48%

The Ten Largest Holdings and the Holdings by Sector, as of June 30, 2012, for each Underlying Fund are presented below. Each Underlying Fund’s portfolio holdings as of the end of the month are available at www.lordabbett.com.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments

Wells Fargo & Co.	3.82%
Pfizer, Inc.	3.30%
Exxon Mobil Corp.	3.26%
JPMorgan Chase & Co.	3.03%
Chevron Corp.	2.86%
AT&T, Inc.	2.78%
General Electric Co.	2.38%
Johnson & Johnson	1.87%
Goldman Sachs Group, Inc. (The)	1.78%
Capital One Financial Corp.	1.77%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	9.71%
Consumer Staples	7.80%
Energy	15.04%
Financials	23.63%
Health Care	13.66%
Industrials	7.97%
Information Technology	7.12%
Materials	5.19%
Telecommunication Services	4.78%
Utilities	3.01%
Short-Term Investment	2.09%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Equity Trust - Calibrated Large Cap Value Fund

Ten Largest Holdings	% of Investments

Exxon Mobil Corp.	5.85%
Merck & Co., Inc.	3.30%
AT&T, Inc.	2.91%
ConocoPhillips	2.42%
JPMorgan Chase & Co.	2.34%
Wells Fargo & Co.	2.13%
Time Warner, Inc.	2.03%
Chevron Corp.	2.02%
Bank of America Corp.	1.89%
FirstEnergy Corp.	1.76%

Holdings by Sector*	% of Investments

Consumer Discretionary	8.04%
Consumer Staples	7.61%
Energy	15.86%
Financials	26.02%
Health Care	12.13%
Industrials	8.67%
Information Technology	7.26%
Materials	3.79%
Telecommunication Services	3.59%
Utilities	6.80%
Short-Term Investment	0.23%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Equity Trust - Calibrated Mid Cap Value Fund

Ten Largest Holdings	% of Investments

PPL Corp.	2.22%
Noble Energy, Inc.	2.08%
International Paper Co.	2.05%
SunTrust Banks, Inc.	1.96%
Entergy Corp.	1.95%
AES Corp. (The)	1.93%
Macy’s, Inc.	1.93%
Eaton Corp.	1.87%
Dover Corp.	1.83%
Comerica, Inc.	1.77%

Holdings by Sector*	% of Investments

Consumer Discretionary	9.27%
Consumer Staples	4.96%
Energy	8.03%
Financials	30.95%
Health Care	7.77%
Industrials	10.45%
Information Technology	10.31%
Materials	5.49%
Telecommunication Services	0.26%
Utilities	12.20%
Short-Term Investment	0.31%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund

Ten Largest Holdings	% of Investments

Turkey Government Bond, Zero Coupon, 8/8/2012	3.45%
General Electric Capital Corp., 5.40%, 9/20/2013	2.27%
Federal National Mortgage Assoc., 4.50%, TBA	1.41%
Federal National Mortgage Assoc., 5.50%, 8/1/2037	1.15%
American Express Bank FSB, 5.50%, 4/16/2013	0.99%
Citigroup, Inc., 5.50%, 4/11/2013	0.98%
Cox Communications, Inc., 4.625%, 6/1/2013	0.89%
Macy’s Retail Holdings, Inc., 5.875%, 1/15/2013	0.86%
Historic TW, Inc., 9.125%, 1/15/2013	0.77%
Western Union Co. (The), 1.048%, 3/7/2013	0.72%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Asset-Backed	11.30%
Automotive	0.41%
Banking	7.20%
Basic Industry	3.13%
Capital Goods	0.27%
Consumer Cyclical	3.50%
Consumer Non-Cyclical	1.63%
Energy	7.17%
Financial Services	5.23%
Foreign Government	3.76%
Health Care	1.49%
Insurance	0.36%
Media	2.08%
Mortgage-Backed	39.18%
Real Estate	1.94%
Services	1.33%
Technology & Electronics	2.30%
Telecommunications	1.54%
Utility	1.58%
Short-Term Investment	4.60%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. - Growth Opportunities Fund

Ten Largest Holdings	% of Investments

SXC Health Solutions Corp.	2.54%
Dollar General Corp.	2.35%
Discovery Communications, Inc. Class A	2.09%
DaVita, Inc.	1.98%
Whole Foods Market, Inc.	1.95%
Agilent Technologies, Inc.	1.94%
Citrix Systems, Inc.	1.93%
Watson Pharmaceuticals, Inc.	1.83%
IDEXX Laboratories, Inc.	1.67%
Teradata Corp.	1.66%

Holdings by Sector*	% of Investments

Consumer Discretionary	22.78%
Consumer Staples	8.67%
Energy	3.94%
Financials	6.54%
Health Care	17.41%
Industrials	12.11%
Information Technology	21.49%
Materials	6.46%
Utilities	0.31%
Short-Term Investment	0.29%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust - High Yield Fund

Ten Largest Holdings	% of Investments

Intelsat Bermuda Ltd., 11.50%, 2/4/2017	0.99%
Alliance Data Systems Corp., 6.375%, 4/1/2020	0.81%
Sprint Nextel Corp., 9.00%, 11/15/2018	0.69%
AMC Networks, Inc., 7.75%, 7/15/2021	0.68%
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	0.66%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.65%
HCA, Inc., 6.50%, 2/15/2020	0.62%
Lions Gate Entertainment, Inc., 10.25%, 11/1/2016	0.59%
Oasis Petroleum, Inc.,7.25%, 2/1/2019	0.59%
Air Lease Corp., 5.625%, 4/1/2017	0.58%

Holdings by Sector*	% of Investments

Agency	0.00%	**
Automotive	3.55%
Banking	3.95%
Basic Industry	9.63%
Capital Goods	5.43%
Consumer Cyclical	5.66%
Consumer Non-Cyclical	4.63%
Energy	12.77%
Financial Services	6.85%
Foreign Government	0.98%
Healthcare	4.28%
Insurance	0.65%
Media	7.45%
Real Estate	0.54%
Services	13.85%
Technology & Electronics	5.96%
Telecommunications	7.20%
Transportation	0.17%
Utility	3.63%
Short-Term Investment	2.82%

Total	100.00%

*	A sector may comprise several industries.
**	Amount is less than .01%.

Lord Abbett Securities Trust - International Dividend Income Fund

Ten Largest Holdings	% of Investments

Admiral Group plc	2.10%
ProSiebenSat.1 Media AG	1.90%
Telstra Corp., Ltd.	1.86%
Telenor ASA	1.74%
Spark Infrastructure Group	1.72%
E. On AG	1.65%
SembCorp Marine Ltd.	1.64%
CSM	1.63%
Seadrill Ltd.	1.61%
SSE plc	1.61%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments

Consumer Discretionary	11.37%
Consumer Staples	11.08%
Energy	5.21%
Financials	21.79%
Health Care	3.20%
Industrials	10.99%
Information Technology	4.20%
Materials	4.67%
Telecommunication Services	13.58%
Utilities	11.14%
Short-Term Investment	2.77%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Mid Cap Stock Fund, Inc. (formerly, Lord Abbett Mid-Cap Value Fund, Inc.)

Ten Largest Holdings	% of Investments

Interpublic Group of Cos., Inc. (The)	2.64%
Fiserv, Inc.	2.07%
Watson Pharmaceuticals, Inc.	1.95%
Omnicom Group, Inc.	1.91%
Ashland, Inc.	1.87%
Bunge Ltd.	1.86%
PartnerRe Ltd.	1.80%
Mylan, Inc.	1.71%
Everest Re Group Ltd.	1.61%
URS Corp.	1.45%

Holdings by Sector*	% of Investments

Consumer Discretionary	11.63%
Consumer Staples	3.95%
Energy	6.49%
Financials	24.54%
Health Care	12.08%
Industrials	13.10%
Information Technology	9.79%
Materials	8.22%
Telecommunication Services	1.20%
Utilities	4.95%
Short-Term Investment	4.05%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Investment Trust - Short Duration Income Fund

Ten Largest Holdings	% of Investments

Georgia-Pacific LLC, 8.25%, 5/1/2016	1.08%
UBS-Barclays Commercial Mortgage Trust 2012-C2 A2, 2.113%, 7/10/2017	0.80%
JPMorgan Chase & Co., 3.45%, 3/1/2016	0.72%
Federal Home Loan Mortgage Corp., 2.604%, 2/1/2035	0.66%
Anglo American Capital plc, 9.375%, 4/8/2019	0.53%
DBUBS Mortgage Trust 2011-LC1A A1, 3.742%, 11/10/2046	0.49%
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3, 5.765%, 7/15/2045	0.48%
Petrohawk Energy Corp., 10.50%, 8/1/2014	0.47%
Wachovia Bank Commercial Mortgage Trust 2007-C31 A4, 5.509%, 4/15/2047	0.47%
Teck Resources Ltd., 10.75%, 5/15/2019	0.46%

Holdings by Sector*	% of Investments

Auto	0.45%
Basic Industry	2.42%
Consumer Cyclical	2.23%
Consumer Discretionary	2.65%
Consumer Non-Cyclical	0.09%
Consumer Services	0.58%
Consumer Staples	1.30%
Energy	5.05%
Financial Services	51.37%
Foreign Government	0.87%
Health Care	1.16%
Integrated Oils	1.94%
Materials & Processing	3.78%
Municipal	0.31%
Other	0.02%
Producer Durables	0.69%
Technology	2.54%
Telecommunications	2.58%
Transportation	0.86%
U.S. Government	12.16%
Utilities	2.67%
Short-Term Investments	4.28%

Total	100.00%

*	A sector may comprise several industries.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.	Lord Abbett Global Fund, Inc.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Emerging Markets Currency Fund Lord Abbett Global Allocation Fund	LAGF-3-0612 (08/12)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2012

By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow

Robert S. Dow
Chief Executive Officer and Chairman

Date: August 21, 2012

By:	/s/ Joan A. Binstock

Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 21, 2012